Federated Investors
World-Class Investment Manager

Federated Limited Duration Fund

A Portfolio of Federated Total Return Series, Inc.

SEMI-ANNUAL REPORT

March 31, 2003

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

March 31, 2003 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--41.6%[1]
		Automotive--13.9%
$407,035		AmSouth Auto Trust 2000-1, Class A3, 6.67%, 7/15/2004	$410,358
1,000,000		Carmax Auto Owner Trust 2002-1, Class A3, 3.59%, 6/15/2006	1,024,130
1,000,000		Chase Manhattan Auto Owner Trust 2002-B, Class A3, 3.58%, 5/15/2006	1,020,930
1,500,000		DaimlerChrysler Auto Trust 2002-C, Class A3, 2.56%, 11/8/2006	1,521,780
1,000,000		DaimlerChrysler Master Owner Trust 2002-A, Class A, 1.34%, 5/15/2007	1,000,890
1,035,468	[2]	First Tennessee Financial Auto Securitization Trust 2002-A, Class A, 3.55%, 7/15/2008	1,055,690
48,344		Fleetwood Credit Corp. Grantor Trust 1996-B, Class A, 6.90%, 3/15/2012	49,377
1,000,000		Honda Auto Receivables Owner Trust 2002-1, Class A3, 3.50%, 10/17/2005	1,016,590
1,000,000		Honda Auto Receivables Owner Trust 2002-2, Class A3, 2/15/2006	1,024,070
1,500,000	[2,3]	Hyundai Auto Receivables Trust 2002-A, Class A3, 2.80%, 2/15/2007	1,523,552
91,498		Key Auto Finance Trust 1999-1, Class C, 7.08%, 1/15/2007	92,671
500,000		M&I Auto Loan Trust 2001-1, Class B, 5.88%, 6/20/2008	525,075
392,417		Mellon Auto Grantor Trust 2000-1, Class B, 7.43%, 10/15/2006	406,791
705,320		MMCA Automobile Trust 2001-2, Class B, 5.75%, 6/15/2007	719,693
840,583		Navistar Financial Corp. Owner Trust 2002-A, Class B, 4.95%, 4/15/2009	870,230
16,860		Paragon Auto Receivables Owner Trust 1998-A, Class B, 7.47%, 11/15/2004	16,861
56,220	[2]	Paragon Auto Receivables Owner Trust 1998-B, Class B, 7.03%, 3/15/2005	58,595
94,896		Paragon Auto Receivables Owner Trust 1999-A, Class A, 5.95%, 11/15/2005	95,462
1,000,000		Toyota Auto Receivables Owner Trust 2002-B, Class A3, 3.76%, 6/15/2006	1,026,520
221,754		Toyota Auto Receivables Owner Trust 2000-B, Class A3, 6.76%, 8/15/2004	223,371

		TOTAL	13,682,636

		Credit Card--8.8%
25,586	[2]	Banco Nacional de Mexico S.A., Credit Card Merchant Voucher Receivables Master Trust (Series 1996-A), Class A1, 6.25%, 12/1/2003	25,667
1,000,000		Citibank Credit Card Master Trust 2002-C1, Class C1, 2.339%, 2/9/2009	1,001,820
826,667		Fingerhut Master Trust 1998-2, Class A, 6.23%, 2/15/2007	836,430
1,900,000		J.C.Penney Master Credit Card Trust E, Class A, 5.50%, 6/15/2007	1,942,218
1,000,000		MBNA Master Credit Card Trust 2000-A, Class A, 7.35%, 7/16/2007	1,099,830
1,000,000	[2]	MBNA Master Credit Card Trust 1999-M, Class C, 7.45%, 4/16/2007	1,070,720
1,500,000		Prime Credit Card Master Trust 2000-1, Class A, 6.70%, 10/15/2009	1,644,315
1,000,000	[2]	Providian Master Trust 1999-1, Class C, 7.35%, 1/15/2009	1,049,634

		TOTAL	8,670,634

Principal Amount			Value
		ASSET-BACKED SECURITIES--continued[1]
		Equipment Leasing--0.7%
$663,191	[2]	Great America Leasing Receivables 2002-1, Class C, 4.91%, 7/15/2007	$682,939

		Home Equity Loan--9.4%
8,500,193		ACE Securities Corp. 2001-HE1, Class AIO, 6.00%, 8/20/2004	515,792
10,000,000		Ameriquest Mortgage Securities, Inc. 2002-3, Class S, 6.00%, 8/25/2032	729,700
40,642		Asset Backed Funding Certificate 2001-AQ1, Class A3, 5.745%, 4/20/2027	40,633
2,000,000		Asset Backed Funding Certificate 2002-WF2, Class A2, 2.859%, 9/25/2004	2,003,100
5,153,000	[2]	Bayview Financial Acquisition Trust 2002-CA, Class AIO, 14.00%, 10/25/2004	382,796
9,615,385		Centex Home Equity 2002-B, Class AIO, 6.00%, 11/25/2003	268,846
10,092,333		Centex Home Equity 2002-C, Class AIO, 6.00%, 8/25/2004	488,873
23,012		Countrywide Asset-Backed Certificates 1999-1, Class AF2, 6.16%, 9/25/2025	23,158
485,548		EQCC Home Equity Loan Trust 1996-3, Class A6, 7.40%, 12/15/2019	509,145
99,136		EQCC Home Equity Loan Trust 1997-2, Class A7, 6.89%, 2/15/2020	100,592
1,066,769		EQCC Home Equity Loan Trust 1999-2, Class A3F, 6.347%, 8/25/2022	1,098,942
68,651		Green Tree Home Improvement Loan Trust 1995-C, Class B1, 7.20%, 7/15/2020	68,655
481,015		Green Tree Home Improvement Loan Trust 1997-C, Class B2, 7.59%, 8/15/2028	330,876
251,752		Green Tree Home Improvement Loan Trust 1998-D, Class HEA, 6.32%, 8/15/2029	253,018
91,321		Independent National Mortgage Corp. Home Equity 1997-A, Class BF, 7.39%, 10/25/2028	92,176
747,224		Mellon Bank Home Equity Installment Loan 1998-1, Class B, 6.95%, 3/25/2015	788,000
130,906		NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	37,963
10,000,000	[2]	Quest Trust 2002 - X1, Class S, 5.25%, 11/25/2004	657,000
105,064	[2]	Saxon Asset Securities Trust 1998-1, Class BF2, 8.00%, 12/25/2027	103,791
90,203		Saxon Asset Securities Trust 2000-2, Class AV1, 1.565%, 7/25/2030	90,441
14,943,655		Saxon Asset Securities Trust 2001-3, Class AIO, 6.25%, 4/25/2004	714,456

		TOTAL	9,297,953

		Manufactured Housing--1.9%
70,116		Conseco Finance Securitization Corp. 2000-5, Class A2, 7.06%, 2/1/2032	70,372
250,000		Green Tree Financial Corp. 1996-2, Class B-1, 7.55%, 4/15/2027	127,843
1,250,000		Green Tree Financial Corp. 1997-3, Class B1, 7.51%, 3/15/2028	610,175
1,000,000		Green Tree Financial Corp. 1999-5, Class B1, 9.20%, 4/1/2031	201,480
1,275,000	[2]	Merit Securities Corp. 12, Class 1B, 7.98%, 7/28/2033	382,500
500,000		Vanderbilt Mortgage Finance 1999-A, Class 2B2, 3.929%, 6/7/2016	472,355

		TOTAL	1,864,725

		Other--1.7%
706,838		CapitalSource Commercial Loan Trust 2002-2A Class A, 1.834%, 9/25/2010	706,273
613,000		Green Tree Home Improvement Loan Trust 1996-F Class HI2, 7.70%, 11/15/2027	520,584
420,975		Tobacco Settlement Revenue Management Authority, SC, Class A, 7.666%, 5/15/2016	441,165

		TOTAL	1,668,022

Principal Amount			Value
		ASSET-BACKED SECURITIES--continued[1]
		Rate Reduction Bond--5.2%
$1,000,000		Atlantic City Electric Transition Funding 2002-1, Class A1, 2.89%, 7/20/2010	$1,006,570
318,489		California Infrastructure & Economic Development Bank Special Purpose Trust SDG&E-1 1997-1, Class A5, 6.19%, 9/25/2005	323,390
1,000,000		California Infrastructure SDG&E-1 1997-1, Class A6, 6.31%, 9/25/2008	1,088,490
1,129,896		CPL Transition Funding LLC 2002-1, Class A1, 3.54%, 1/15/2007	1,152,482
1,500,000		Peco Energy Transition Trust 1999-A, Class A4, 5.80%, 3/1/2007	1,584,465

		TOTAL	5,155,397

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $43,520,773)	41,022,306

		CORPORATE BONDS--25.9%
		Basic Industry - Metals & Mining--0.5%
500,000		Noranda, Inc., Deb., 8.125%, 6/15/2004	522,770

		Basic Industry - Paper--1.0%
400,000		International Paper Co., 8.125%, 7/8/2005	449,228
500,000		Weyerhaeuser Co., Note, 5.50%, 3/15/2005	527,960

		TOTAL	977,188

		Beverage & Tobacco--0.4%
400,000		Diageo Capital PLC, 3.375%, 3/20/2008	399,652

		Capital Goods- Aerospace & Defense--1.9%
1,000,000	[4]	Boeing Capital Corp., 5.65%, 5/15/2006	1,046,450
750,000		Raytheon Co., Note, 6.30%, 3/15/2005	799,073

		TOTAL	1,845,523

		Communications - Media & Cable--0.4%
400,000		Comcast Corp., 6.375%, 1/30/2006	428,824

		Communications - Media Noncable--0.5%
500,000		Clear Channel Communications, Inc., 7.25%, 9/15/2003	510,925

		Consumer Cyclical - Automotive--0.5%
500,000		DaimlerChrysler North America Holding Corp., Unsecd. Note, 7.40%, 1/20/2005	540,050

		Consumer Cyclical - Entertainment--0.6%
500,000		Viacom, Inc., Sr. Note, 7.75%, 6/1/2005	557,940

		Consumer Cyclical - Retailers--1.9%
400,000		CVS Corp., 5.625%, 3/15/2006	433,280
400,000		Target Corp., 3.375%, 3/1/2008	398,764
1,000,000		Wal-Mart Stores, Inc., 4.15%, 6/15/2005	1,051,390

		TOTAL	1,883,434

		Cosmetics & Toiletries--0.4%
400,000		Gillette Co., 2.875%, 3/15/2008	396,912

Principal Amount			Value
		CORPORATE BONDS--continued
		Ecological Services & Equipment--0.5%
$500,000		WMX Technologies, Inc., Unsecd. Note, 6.375%, 12/1/2003	$510,275

		Energy - Integrated--1.1%
1,000,000		Conoco, Inc., Sr. Note, 5.90%, 4/15/2004	1,043,880

		Finance - Automotive--1.0%
500,000		Ford Motor Credit Co., Sr. Note, 5.75%, 2/23/2004	502,020
500,000		General Motors Acceptance Corp., Note, 6.75%, 1/15/2006	518,560

		TOTAL	1,020,580

		Financial Institution - Banking--0.9%
400,000		U.S. Bancorp, Sr. Note, 5.10%, 7/15/2007	433,128
400,000		Wachovia Bank N.A., Sr. Note, 4.85%, 7/30/2007	429,072

		TOTAL	862,200

		Financial Institution - Brokerage--0.8%
750,000		Amvescap PLC, Sr. Note, 6.60%, 5/15/2005	811,635

		Financial Institution - Finance Noncaptive--0.6%
500,000		Household Finance Corp., Note, 6.50%, 1/24/2006	542,890

		Financial Institution -- Insurance - Life--0.6%
500,000	[2,3]	Metropolitan Life Insurance Co., 7.00%, 11/1/2005	543,100

		Financial Institution - REITS--0.9%
858,000		EOP Operating LP, Sr. Note, 6.50%, 1/15/2004	886,614

		Financial Intermediaries--1.5%
1,365,000		Salomon Smith Barney Holdings, Inc., Note, 7.00%, 3/15/2004	1,436,867

		Financial Services--1.0%
500,000		General Electric Capital Corp., 5.35%, 3/30/2006	540,850
400,000		Morgan Stanley, Unsub., 6.10%, 4/15/2006	438,020

		TOTAL	978,870

		Food & Drug Retailers--1.1%
500,000		Albertsons, Inc., Sr. Note, 6.55%, 8/1/2004	525,975
500,000		Safeway, Inc., Sr. Note, 6.85%, 9/15/2004	532,690

		TOTAL	1,058,665

		Industrial Products & Equipment--0.5%
500,000		Tyco International Group, Sr. Note, 6.25%, 6/15/2003	503,750

		Insurance--0.2%
250,000		HSB Group, Inc., Company Guarantee, 2.286%, 7/15/2027	234,885

		Pharmaceutical--0.6%
500,000		Johnson & Johnson, Deb., 8.72%, 11/1/2024	578,050

Principal Amount			Value
		CORPORATE BONDS--continued
		Technology Services--1.5%
$400,000		Computer Sciences Corp., 7.50%, 8/8/2005	$445,968
1,000,000		International Business Machines Corp., 4.125%, 6/30/2005	1,053,370

		TOTAL	1,499,338

		Telecommunications & Cellular--2.5%
415,353		BellSouth Savings & Security ESOP Trust, Note, 9.125%, 7/1/2003	423,507
1,000,000		GTE North, Inc., Sr. Deb., 6.40%, 2/15/2005	1,069,580
1,000,000		Verizon Wireless, Inc., Note, 1.659%, 12/17/2003	1,000,540

		TOTAL	2,493,627

		Transportation - Airlines--1.4%
1,350,000		Southwest Airlines Co., Unsecd. Note, 8.75%, 10/15/2003	1,394,820

		Utility - Electric--1.1%
500,000		Alabama Power Co., 2.65%, 2/15/2006	503,900
500,000		PSEG Power LLC, 6.875%, 4/15/2006	540,100

		TOTAL	1,044,000

		TOTAL CORPORATE BONDS (IDENTIFIED COST $24,969,121)	25,507,264

		MORTGAGE BACKED SECURITIES--0.3%
		Government National Mortgage Association--0.3%
123,463		Government National Mortgage Association ARM 8902, 5.375%, 30 Year, 1/20/2022	126,855
41,264		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	45,352
113,073		Government National Mortgage Association, Pool 780360, 11.00%, 9/15/2015	126,394

		TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $297,041)	298,601

		COLLATERALIZED MORTGAGE OBLIGATIONS--7.4%
		Federal National Mortgage Association--0.3%
259,298		Federal National Mortgage Association, Series 1993-32, Class H, 6.00%, 3/25/2023	269,177

		Non-Agency Mortgage--7.1%
361,288	[2]	Bayview Financial Acquisition Trust 1998-1, Class M23, 2.755%, 5/25/2029	316,972
420,918	[2]	Bayview Financial Acquisition Trust 1998-1, Class MII, 3.055%, 5/25/2029	316,808
38,632		C-BASS ABS LLC Series 1998-3, Class AF, 6.50%, 1/25/2033	39,743
834,368	[2]	C-BASS ABS LLC Series 1999-3, Class B1, 6.885%, 2/3/2029	775,444
80,513	[2]	Credit-Based Asset Servicing and Securitization 1997-1, Class A1, 4.576%, 2/1/2017	80,312
85,295	[2]	GE Capital Mortgage Services, Inc. 1994-3, Class B4, 6.50%, 1/25/2024	78,318
Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Non-Agency Mortgage--continued
$1,500,000		GSR Mortgage Loan Trust 2002-10, Class A2B, 3.322%, 11/25/2032	$1,522,649
280,993		GSR Mortgage Loan Trust 2002-9, Class A2B, 3.419%, 10/25/2032	282,118
1,258,000	[2]	Mellon Residential Funding Corp. 1999-TBC1, Class B4, 6.418%, 1/25/2029	1,120,740
139,662	[2]	Resecuritization Mortgage Trust 1998-A, Class B3, 7.726%, 10/26/2023	109,024
299,125		RESI Finance LP 2002-A, Class B3, 2.925%, 10/10/2034	299,688
331,936		Residential Funding Mortgage Securities I 1994-S13, Class M1, 7.00%, 5/25/2024	352,042
113,191	[2,3]	SMFC Trust Asset-Backed Certificates, Series 1997-A, Class 4, 6.18%, 1/28/2025	87,086
103,879		Structured Asset Securities Corp. 1999-ALS2, Class A2, 6.75%, 7/25/2029	104,320
750,000		Washington Mutual 2003-AR1, Class A2, 2.92%, 3/25/2033	754,699
750,000		Washington Mutual 2003-AR3, Class A2, 2.828%, 4/25/2033	749,753

		TOTAL	6,989,716

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $6,867,426)	7,258,893

		U.S. GOVERNMENT AGENCIES--5.8%
500,000		Federal Home Loan Bank System, Sr. Note, 5.80%, 9/2/2008	564,115
2,000,000		Federal Home Loan Mortgage Corp., 2.375%, 4/15/2006	2,011,080
3,000,000		Federal National Mortgage Association, Note, 5.125%, 2/13/2004	3,104,670

		TOTAL U.S. GOVERNMENT AGENCIES (IDENTIFIED COST $5,514,926)	5,679,865

		MUNICIPAL BOND--0.4%
		Utility-Electric--0.4%
400,000		North Carolina Municipal Power Agency No. 1, Taxable Electric Revenue Bonds (Series 2003A), 2.95% Bonds (Catawba Electric), 1/1/2004 (IDENTIFIED COST $400,000)	401,440

		U.S. TREASURY OBLIGATIONS--13.4%
		U.S. Treasury Notes--13.4%
3,000,000		3.00%, 2/15/2008	3,036,090
1,122,000		4.75%, 2/15/2004	1,157,320
250,000		5.375%, 6/30/2003	252,628
8,000,000		5.75%, 11/15/2005	8,811,280

		TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $12,720,876)	13,257,318

Shares			Value
		MUTUAL FUNDS--6.3%
241,546		Federated Mortgage Core Portfolio	$2,496,799
312,428		The High Yield Bond Portfolio	1,984,062
587,330		Prime Value Obligations Fund, Class IS	587,330
1,100,000		Prime Value Obligations Fund, Class IS (held as collateral for securities lending)	1,100,000

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $6,222,322)	6,168,191

		TOTAL INVESTMENTS (IDENTIFIED COST $100,512,485)[5]	$99,593,878

1 Because of monthly principal payments, the average lives of the asset-backed securities, collateralized mortgage obligations and certain government agency securities are less than that indicated by their final maturity.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At March 31, 2003, these securities amounted to $10,420,688 which represents 10.6% of net assets. Included in these amounts are restricted securities which have been deemed liquid (amounting to $2,153,738 representing 2.2% of net assets).

3 Denotes restricted security that has been deemed liquid by criteria approved by the Fund's Board of Directors.

4 Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

5 The cost of investments for federal tax purposes amounts to $100,512,485.

Note: The categories of investments are shown as a percentage of net assets ($98,511,452) at March 31, 2003.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
ESOP	--Employee Stock Ownership Plan

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2003 (unaudited)

Assets:
Total investments in securities, at value (identified cost $100,512,485 including $1,046,450 of securities loaned)		$99,593,878
Income receivable		759,590
Receivable for investments sold		44,631
Receivable for shares sold		38,710
Prepaid expenses		50,525

TOTAL ASSETS		100,487,334

Liabilities:
Payable for investments purchased	$449,333
Income distribution payable	378,722
Payable to bank	34,024
Payable on collateral due to brokers	1,100,000
Accrued expenses	13,803

TOTAL LIABILITIES		1,975,882

Net assets for 10,365,613 shares outstanding		$98,511,452

Net Assets Consist of:
Paid in capital		$105,160,355
Net unrealized depreciation of investments		(918,607)
Accumulated net realized loss on investments		(5,777,437)
Undistributed net investment income		47,141

TOTAL NET ASSETS		$98,511,452

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$66,914,617 ÷ 7,040,873 shares outstanding		$9.50

Institutional Service Shares:
$31,596,835 ÷ 3,324,740 shares outstanding		$9.50

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended March 31, 2003 (unaudited)

Investment Income:
Dividends			$140,863
Interest (including income on securities loaned of $1,498)			2,746,519

TOTAL INCOME			2,887,382

Expenses:
Investment adviser fee		$231,240
Administrative personnel and services fee		77,288
Custodian fees		6,647
Transfer and dividend disbursing agent fees and expenses		29,588
Directors'/Trustees' fees		1,704
Auditing fees		1,523
Legal fees		1,981
Portfolio accounting fees		28,573
Distribution services fee--Institutional Service Shares		40,954
Shareholder services fee--Institutional Shares		103,571
Shareholder services fee--Institutional Service Shares		40,954
Share registration costs		19,722
Printing and postage		11,830
Insurance premiums		571
Taxes		4,358
Miscellaneous		863

TOTAL EXPENSES		601,367

Waivers and Reimbursement:
Waiver of investment adviser fee	$(210,319)
Waiver of distribution services fee--Institutional Service Shares	(32,763)
Waiver of shareholder services fee--Institutional Shares	(103,571)
Reimbursement of investment adviser fee	(400)

TOTAL WAIVERS AND REIMBURSEMENT		(347,053)

Net expenses			254,314

Net investment income			2,633,068

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(1,735,000)
Net change in unrealized depreciation of investments			669,518

Net realized and unrealized loss on investments			(1,065,482)

Change in net assets resulting from operations			$1,567,586

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2003	Year Ended 9/30/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,633,068	$7,485,848
Net realized loss on investments	(1,735,000)	(3,168,030)
Net change in unrealized appreciation/depreciation on investments	669,518	(3,451,191)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,567,586	866,627

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,892,898)	(5,735,670)
Institutional Service Shares	(704,164)	(1,806,437)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,597,062)	(7,542,107)

Share Transactions:
Proceeds from sale of shares	17,729,598	64,793,850
Net asset value of shares issued to shareholders in payment of distributions declared	622,063	1,608,850
Cost of shares redeemed	(51,704,910)	(53,697,304)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(33,353,249)	12,705,396

Change in net assets	(34,382,725)	6,029,916

Net Assets:
Beginning of period	132,894,177	126,864,261

End of period (including undistributed net investment income of $47,141 and $11,135, respectively)	$98,511,452	$132,894,177

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended September 30,
	3/31/2003	2002	2001	2000	1999 [1]	1998
Net Asset Value, Beginning of Period	$9.59	$10.07	$ 9.79	$9.88	$10.23	$10.13
Income From Investment Operations:
Net investment income	0.23	0.54	0.65	0.69	0.63	0.70
Net realized and unrealized gain (loss) on investments	(0.10)	(0.47)	0.29	(0.10)	(0.35)	0.12

TOTAL FROM INVESTMENT OPERATIONS	0.13	0.07	0.94	0.59	0.28	0.82

Less Distributions:
Distributions from net investment income	(0.22)	(0.55)	(0.66)	(0.68)	(0.63)	(0.70)
Distributions from net realized gain on investments	--	--	--	--	--	(0.02)

TOTAL DISTRIBUTIONS	(0.22)	(0.55)	(0.66)	(0.68)	(0.63)	(0.72)

Net Asset Value, End of Period	$9.50	$ 9.59	$10.07	$9.79	$ 9.88	$10.23

Total Return[2]	1.36%	0.69%	9.95%	6.17%	2.88%	7.85%

Ratios to Average Net Assets:

Expenses	0.35%[3]	0.35%	0.35%	0.35%	0.35%	0.32%

Net investment income	4.63%[3]	5.53%	6.51%	7.12%	6.45%	6.31%

Expense waiver/reimbursement[4]	0.62%[3]	0.58%	0.62%	0.73%	0.91%	1.95%

Supplemental Data:

Net assets, end of period (000 omitted)	$66,915	$96,712	$100,519	$87,780	$66,820	$30,219

Portfolio turnover	46%	49%	35%	34%	53%	64%

1 Beginning with the year ended September 30, 1999, the Fund was audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended September 30,
	3/31/2003	2002	2001	2000	1999 [1]	1998
Net Asset Value, Beginning of Period	$9.59	$10.07	$ 9.79	$9.88	$10.23	$10.13
Income From Investment Operations:
Net investment income	0.21	0.52	0.64	0.67	0.60	0.67
Net realized and unrealized gain (loss) on investments	(0.10)	(0.48)	0.27	(0.11)	(0.35)	0.12

TOTAL FROM INVESTMENT OPERATIONS	0.11	0.04	0.91	0.56	0.25	0.79

Less Distributions:
Distributions from net investment income	(0.20)	(0.52)	(0.63)	(0.65)	(0.60)	(0.67)
Distributions from net realized gain on investments	--	--	--	--	--	(0.02)

TOTAL DISTRIBUTIONS	(0.20)	(0.52)	(0.63)	(0.65)	(0.60)	(0.69)

Net Asset Value, End of Period	$9.50	$ 9.59	$10.07	$9.79	$ 9.88	$10.23

Total Return[2]	1.21%	0.39%	9.62%	5.86%	2.57%	7.53%

Ratios to Average Net Assets:

Expenses	0.65%[3]	0.65%	0.65%	0.65%	0.65%	0.62%

Net investment income	4.35%[3]	5.20%	6.16%	6.82%	6.09%	6.03%

Expense waiver/reimbursement[4]	0.57%[3]	0.53%	0.57%	0.68%	0.86%	1.94%

Supplemental Data:

Net assets, end of period (000 omitted)	$31,597	$36,183	$26,345	$9,625	$8,749	$11,905

Portfolio turnover	46%	49%	35%	34%	53%	64%

1 Beginning with the year ended September 30, 1999, the Fund was audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2003 (unaudited)

ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Limited Duration Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide total return.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. doll ars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discount on fixed income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of March 31, 2003, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$1,046,450	$1,100,000

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith by the using methods approved by the Directors.

Additional information on each illiquid restricted security held at March 31, 2003 is as follows:

Security	Acquisition Date	Acquisition Cost
Banco Nacional de Mexico S.A., Credit Card Merchant Voucher Receivables Master Trust (Series 1996-A), Class A1, 6.25%, 12/1/2003	1/9/1997	$ 25,037

Bayview Financial Acquisition Trust 1998-1, Class MII, 3.055%, 5/25/2029	5/14/1998	361,288

Bayview Financial Acquisition Trust 1998-1, Class M23, 2.755%, 5/25/2029	6/2/1998	420,918

Bayview Financial Acquisition Trust 2002-CA, Class AIO, 14.00%, 10/25/2004	5/2/2002	391,434

C-BASS ABS, LLC Series 1999-3, Class B1, 6.885%, 2/3/2029	7/9/1999	672,348

Credit-Based Asset Servicing and Securitization 1997-1, Class A1, 4.576%, 2/1/2017	2/25/1997	77,624

First Tennessee Financial Auto Securitization Trust 2002-A, Class A, 3.55%, 7/15/2008	6/2/2002	1,035,306

GE Capital Mortgage Services, Inc. 1994-3, Class B4, 6.50%, 1/25/2024	7/10/1997	58,341

Great America Leasing Receivables 2002-1, Class C, 4.91%, 7/15/2007	3/22/2002	663,118

MBNA Master Credit Card Trust 1997-M, Class C, 7.45%, 4/16/2007	7/30/2001	1,049,023

Mellon Residential Funding Corp. 1999-TBC1, Class B4, 6.418%, 1/25/2029	3/12/1999	1,011,102

Merit Securities Corp. 12, Class 1B, 7.98%, 7/28/2033	9/2/1999	1,254,912

Paragon Auto Receivables Owner Trust 1998-B, Class B, 7.03%, 3/15/2005	9/9/1998	56,216

Providian Master Trust 1999-1, Class C, 7.35%, 1/15/2009	4/22/2002	1,035,586

Quest Trust 2002-XL, Class S, 5.25%, 11/25/2004	5/22/2002	698,354

Resecuritization Mortgage Trust 1998-A, Class B3, 7.726%, 10/26/2023	2/12/1999	113,790

Saxon Asset Securities Trust 1998-1, Class BF2, 8.00%, 12/25/2027	3/5/1998	96,572

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At March 31, 2003, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Institutional Shares	1,000,000,000
Institutional Service Shares	1,000,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended 3/31/2003		Year Ended 9/30/2002
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,268,648	$12,114,836	3,860,625	$37,989,037
Shares issued to shareholders in payment of distributions declared	41,830	399,813	93,186	912,300
Shares redeemed	(4,355,445)	(41,590,520)	(3,850,369)	(37,689,632)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,044,967)	$(29,075,871)	103,442	$1,211,705

	Six Months Ended 3/31/2003		Year Ended 9/30/2002
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	587,837	$5,614,762	2,713,387	$26,804,813
Shares issued to shareholders in payment of distributions declared	23,251	222,250	71,144	696,550
Shares redeemed	(1,059,484)	(10,114,390)	(1,627,648)	(16,007,672)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(448,396)	$(4,277,378)	1,156,883	$11,493,691

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(3,493,363)	$(33,353,249)	1,260,325	$12,705,396

Federal Tax Information

At March 31, 2003, the cost of investments for the federal tax purposes was $100,512,485. The net unrealized depreciation of investments for federal tax purposes was $918,607. This consists of net unrealized appreciation of investments for those securities having an excess value over cost of $2,541,857 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,460,464.

At September 30, 2002, the Fund had a capital loss carryforward of $682,774, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$452,948

2009	$229,826

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Institutional Service Shares to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government and short-term securities (and in-kind contributions), for the six months ended March 31, 2003, were as follows:

Purchases	$18,418,259

Sales	$38,088,079

Purchases and sales of long-term U.S. government securities for the six months ended March 31, 2003, were as follows:

Purchases	$32,168,718

Sales	$27,276,235

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholde rs in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Limited Duration Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31428Q408
Cusip 31428Q309

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

G01998-06 (5/03)

Federated Investors
World-Class Investment Manager

Federated Mortgage Fund

A Portfolio of Federated Total Return Series, Inc.

SEMI-ANNUAL REPORT

March 31, 2003

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

March 31, 2003 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--0.7%
		Asset-Backed Securities--0.0%
$1,000,000		Green Tree Financial Corp. 1999-5, 9.200%, 4/1/2031	$201,480

		Home Equity Loans--0.7%
122,849	[1]	Ameriquest Mortgage Securities I 2001-2, 9.000%, 10/25/2031	120,392
2,000,000		Conseco Finance 2000-D, 8.410%, 12/15/2025	2,177,780
149,445		Mellon Bank Home Equity Installment Loan 1998-1, 6.950%, 3/25/2015	157,600

		TOTAL	2,455,772

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,296,940)	2,657,252

		COLLATERALIZED MORTGAGE OBLIGATIONS--2.8%
		Federal Home Loan Mortgage Corporation--0.5%
1,106,050		4/1/2028, REMIC (Series 197-PO)	1,013,418
30,625,051		1.000%, 6/15/2026, REMIC (Series 2100-AI)	376,076
1,034,543		6.500%, 10/15/2026, REMIC (Series 2139-IO)	46,523
3,675,677		6.500%, 7/15/2028, REMIC (Series 2070-IO)	516,433

		TOTAL	1,952,450

		Federal National Mortgage Association--1.9%
56,236,910		0.700%, 1/19/2039, REMIC (Series GT 99-T2-X)	1,543,040
57,078,745		0.795%, 10/25/2040, REMIC (Series 2001-T1-IO1)	1,087,921
5,800,000		6.000%, 10/25/2028, REMIC (Series 2001-33-IC)	683,994
7,234,546		6.345%, 9/25/2016, REMIC (Series 2003-3-HS)	954,510
1,510,490		6.500%, 3/1/2032, REMIC (Series 321-2)	205,804
2,000,000		6.500%, 9/25/2028, REMIC (Series 2002-W3-A4)	2,141,084
2,904,047		7.000%, 3/1/2032, REMIC (Series 320-2)	404,621

		TOTAL	7,020,974

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Non-Agency--0.4%
$395,938	[1]	Lehman Structured Securities Corp. 2001-GE3, 6.632%, 5/28/2018	$395,071
843,364	[1]	Lehman Structured Securities Corp. 2002-GE1, 6.000%, 7/26/2024	837,570
1,816,894	[1]	Salomon Brothers Mortgage Sec. VII 1999-4, 2.547%, 12/25/2027	11,919
176,226		Structured Asset Securities Corp. 2001-8A, 8.000%, 5/25/2031	181,718

		TOTAL	1,426,278

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $11,786,158)	10,399,702

		GOVERNMENT AGENCIES--3.4%
		Federal National Mortgage Association--3.4%
12,000,000	[2]	5.500%, 7/18/2012 (IDENTIFIED COST $12,237,046)	12,516,960

		MORTGAGE BACKED SECURITIES--89.0%
		Federal Home Loan Mortgage Corporation--21.4%
12,000,000	[3]	TBA, 5.000%, 15 Year, May	12,348,720
14,000,000	[3]	TBA, 5.500%, 15 Year, May	14,533,680
6,000,000	[3]	TBA, 5.500%, 30 Year, May	6,136,860
11,500,000	[3]	TBA, 6.500%, 30 Year, May	11,995,880
3,500,000	[3]	TBA, 7.500%, 30 Year, May	3,725,330
2,530,858		6.500%, 8/1/2031 - 12/1/2032	2,639,989
22,925,792		7.000%, 3/1/2017 - 10/1/2032	24,234,447
3,036,835		7.500%, 2/1/2027 - 2/1/2031	3,235,410
577,919		8.000%, 3/1/2031	622,708

		TOTAL	79,473,024

Principal Amount or Shares			Value
		MORTGAGE BACKED SECURITIES--continued
		Federal National Mortgage Association--65.3%
$34,000,000	[3]	TBA, 5.500%, 15 Year, May	$35,306,960
20,000,000	[3]	TBA, 6.000%, 30 Year, May	20,737,600
14,000,000	[3]	TBA, 7.000%, 30 Year, May	14,761,320
116,112,567		6.500%, 2/1/2014 - 2/1/2033	121,161,591
46,474,428		7.000%, 6/1/2016 - 12/1/2032	49,139,793
854,574		7.500%, 4/1/2015 - 12/1/2031	912,092
148,626		8.000%, 12/1/2026	162,002

		TOTAL	242,181,358

		Government National Mortgage Association--2.3%
2,998,099		7.000%, 9/15/2028 - 11/15/2031	3,181,944
825,622		7.500%, 7/15/2030 - 1/15/2031	882,879
4,133,298		8.000%, 4/15/2030 - 11/15/2030	4,477,275

		TOTAL	8,542,098

		TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $326,219,011)	330,196,480

		MUTUAL FUNDS--4.5%
14,582,042		Government Obligations Fund, Class IS	14,582,042
2,165,000		Government Obligations Fund, Class IS (held as collateral for securities lending)	2,165,000

		TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)	16,747,042

Principal Amount			Value
		REPURCHASE AGREEMENTS--31.0%
$60,000,000	[4,5]	Interest in $383,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.220%, dated 3/18/2003, to be repurchased at $60,069,133 on 4/21/2003, collateralized by U.S. Government Agency Obligations with various maturities to 11/25/2032.	$60,000,000
55,000,000	[4,5]	Interest in $749,000,000 joint repurchase agreement with UBS Warburg LLC, 1.220%, dated 3/13/2003, to be repurchased at $55,059,644 on 4/14/2003, collateralized by U.S. Government Agency Obligations with various maturities to 11/15/2032.	55,000,000

		TOTAL REPURCHASE AGREEMENTS (COST OF $115,000,000)	115,000,000

		TOTAL INVESTMENTS (IDENTIFIED COST $485,286,197)[6]	$487,517,436

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid by criteria approved by the Fund's Board of Trustees. At March 31, 2003, these securities amounted to $1,364,952 which represents 0.4% of net assets.

2 Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

3 All or a portion of these securities may be subject to dollar roll transactions.

4 All or a portion of these securities are held as collateral for dollar roll transactions.

5 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

6 The cost of investments for federal tax purposes amounts to $485,286,197.

Note: The categories of investments are shown as a percentage of net assets $(371,070,131) at March 31, 2003.

The following acronyms are used throughout this portfolio:

REMIC	--Real Estate Mortgage Investment Conduit
TBA	--To Be Announced

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2003 (unaudited)

Assets:
Investments in securities	$372,517,436
Investments in repurchase agreements	115,000,000

Total investments in securities, at value (identified cost $485,286,197 including $2,086,160 of securities loaned)		$487,517,436
Income receivable		1,407,660
Receivable for shares sold		5,041,612
Prepaid expenses		40,849

TOTAL ASSETS		494,007,557

Liabilities:
Payable for investments purchased	10,184,028
Payable for shares redeemed	13,808
Income distribution payable	1,186,455
Payable on collateral due to broker	2,165,000
Payable for dollar roll transactions	109,356,409
Accrued expenses	31,726

TOTAL LIABILITIES		122,937,426

Net assets for 36,002,861 shares outstanding		$371,070,131

Net Assets Consist of:
Paid in capital		$366,398,237
Net unrealized appreciation of investments		2,231,239
Accumulated net realized gain on investments		2,613,322
Distributions in excess of net investment income		(172,667)

TOTAL NET ASSETS		$371,070,131

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$320,562,081 ÷ 31,102,246 shares outstanding		$10.31

Institutional Service Shares:
$50,508,050 ÷ 4,900,615 shares outstanding		$10.31

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended March 31, 2003 (unaudited)

Investment Income:
Interest (net of dollar roll expense of $2,120,985; including income on securities loaned of $80)			$8,534,756

Expenses:
Investment adviser fee		$727,400
Administrative personnel and services fee		136,751
Custodian fees		13,293
Transfer and dividend disbursing agent fees and expenses		28,807
Directors'/Trustees' fees		2,093
Auditing fees		8,244
Legal fees		2,368
Portfolio accounting fees		48,855
Distribution services fee--Institutional Service Shares		59,311
Shareholder services fee--Institutional Shares		395,314
Shareholder services fee--Institutional Service Shares		59,311
Share registration costs		27,889
Printing and postage		10,665
Insurance premiums		729
Taxes		14,209
Miscellaneous		1,000

TOTAL EXPENSES		1,536,239

Waivers and Reimbursement:
Waiver of investment adviser fee	$(459,813)
Waiver of distribution services fee--Institutional Service Shares	(47,449)
Waiver of shareholder services fee--Institutional Shares	(395,314)
Reimbursement of investment adviser fee	(8,031)

TOTAL WAIVERS AND REIMBURSEMENT		(910,607)

Net expenses			625,632

Net investment income			7,909,124

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			2,793,460
Net change in unrealized appreciation of investments			(4,479,713)

Net realized and unrealized loss on investments			(1,686,253)

Change in net assets resulting from operations			$6,222,871

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2003	Year Ended 9/30/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,909,124	$13,748,937
Net realized gain on investments	2,793,460	3,703,855
Net change in unrealized appreciation	(4,479,713)	2,763,372

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,222,871	20,216,164

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(6,995,620)	(11,657,345)
Institutional Service Shares	(979,225)	(2,189,637)
Distributions from net realized gain on investments
Institutional Shares	(3,124,615)	(1,169,202)
Institutional Service Shares	(477,221)	(265,598)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,576,681)	(15,281,782)

Share Transactions:
Proceeds from sale of shares	138,838,137	237,771,887
Net asset value of shares issued to shareholders in payment of distributions declared	4,943,095	5,297,362
Cost of shares redeemed	(116,865,461)	(71,493,795)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	26,915,771	171,575,454

Change in net assets	21,561,961	176,509,836

Net Assets:
Beginning of period	349,508,170	172,998,334

End of period (including distributions in excess of net investment income of $(172,667) and $(106,946), respectively)	$371,070,131	$349,508,170

See Notes which are an integral part of the Financial Statements

Statement of Cash Flows

For the Six Months Ended March 31, 2003 (unaudited)

Increase (Decrease) in Cash
Cash Flows From Operating Activities:
Change in net assets resulting from operations	$6,222,871

Adjustments to Reconcile Change in Net Assets Resulting From Operations to Net Cash Provided by Operating Activities:
Purchases of investment securities	(957,975,447)
Paydowns on investment securities	52,068,909
Realized loss on paydowns	1,074,633
Proceeds from sale of investment securities	887,121,275
Net sales of short-term investment securities	24,792,325
Increase in income receivable	(145,102)
Increase in cash held as collateral for securities lending	(2,165,000)
Decrease in accrued expenses	(11,493)
Increase in prepaid expenses	(40,849)
Decrease in payable for investments purchased	(13,405,789)
Increase in payable on collateral due to broker	2,165,000
Decrease in payable to adviser	(3,597)
Net realized gain on investments	(2,793,460)
Net amortization/accretion of premium/discount	1,361,904
Net unrealized appreciation on investments	4,479,713

NET CASH PROVIDED BY OPERATING ACTIVITIES	2,745,893

Cash Flows From Financing Activities:
Cash received from dollar roll transactions, net	(13,534,431)
Proceeds from sale of shares	134,306,861
Cash distributions paid	(6,336,944)
Payment for shares redeemed	(117,218,668)

NET CASH USED IN FINANCING ACTIVITIES	(2,783,182)

NET DECREASE IN CASH	(37,289)

Cash:
Beginning of the period	$37,289

End of the period	$0

Supplemental disclosure of cash flow information: Non-cash financing not included herein consist of reinvestment of dividends and distributions of $4,943,095.

See Notes which are an integral part of the Financial Statements.

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended September 30,
	3/31/2003	2002	2001	2000	1999 [1]	1998
Net Asset Value, Beginning of Period	$10.46	$10.31	$ 9.84	$9.77	$10.11	$10.26
Income From Investment Operations:
Net investment income	0.23	0.60	0.68	0.68	0.67	0.95
Net realized and unrealized gain (loss) on investments	(0.04)	0.23	0.47	0.08	(0.35)	(0.15)

TOTAL FROM INVESTMENT OPERATIONS	0.19	0.83	1.15	0.76	0.32	0.80

Less Distributions:
Distributions from net investment income	(0.23)	(0.60)	(0.68)	(0.68)	(0.66)	(0.95)
Distributions from net realized gain on investments	(0.11)	(0.08)	--	(0.01)	--	--

TOTAL DISTRIBUTIONS	(0.34)	(0.68)	(0.68)	(0.69)	(0.66)	(0.95)

Net Asset Value, End of Period	$10.31	$10.46	$10.31	$9.84	$ 9.77	$10.11

Total Return[2]	1.81%	8.40%	12.03%	8.11%	3.20%	8.25%

Ratios to Average Net Assets:

Expenses	0.30%[3]	0.30%	0.30%	0.30%	0.30%	0.26%

Net investment income	4.39%[3]	5.82%	6.63%	7.07%	6.63%	9.42%

Expense waiver/reimbursement[4]	0.51%[3]	0.55%	0.67%	2.09%	3.65%	7.22%

Supplemental Data:

Net assets, end of period (000 omitted)	$320,562	$300,613	$139,737	$36,722	$17,049	$5,224

Portfolio turnover	62%	105%	99%	66%	150%	147%

1 Beginning with the year ended September 30, 1999, the fund was audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended September 30,
	3/31/2003	2002	2001	2000	1999 [1]	1998
Net Asset Value, Beginning of Period	$10.46	$10.31	$ 9.84	$9.77	$10.11	$10.26
Income From Investment Operations:
Net investment income	0.21	0.57	0.65	0.66	0.66	0.92
Net realized and unrealized gain (loss) on investments	(0.04)	0.23	0.47	0.07	(0.37)	(0.15)

TOTAL FROM INVESTMENT OPERATIONS	0.17	0.80	1.12	0.73	0.29	0.77

Less Distributions:
Distributions from net investment income	(0.21)	(0.57)	(0.65)	(0.65)	(0.63)	(0.92)
Distributions from net realized gain on investments	(0.11)	(0.08)	--	(0.01)	--	--

TOTAL DISTRIBUTIONS	(0.32)	(0.65)	(0.65)	(0.66)	(0.63)	(0.92)

Net Asset Value, End of Period	$10.31	$10.46	$10.31	$9.84	$ 9.77	$10.11

Total Return[2]	1.66%	8.07%	11.69%	7.79%	2.89%	7.93%

Ratios to Average Net Assets:

Expenses	0.60%[3]	0.60%	0.60%	0.60%	0.60%	0.48%

Net investment income	4.10%[3]	5.53%	6.28%	6.72%	6.38%	6.62%

Expense waiver/reimbursement[4]	0.46%[3]	0.50%	0.62%	2.04%	3.60%	8.52%

Supplemental Data:

Net assets, end of period (000 omitted)	$50,508	$48,896	$33,261	$406	$529	$15

Portfolio turnover	62%	105%	99%	66%	150%	147%

1 Beginning with the year ended September 30, 1999, the fund was audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2003 (unaudited)

ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Mortgage Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide total return.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end registered investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Statement of Cash Flows

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included in the Fund's statement of Assets and Liabilities and represents cash on hand at its custodian bank account and does not include any short-term investments at March 31, 2003.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discount are amortized/accreted. Gains and losses realized on principal payment of mortgage backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Dollar Roll Transactions

The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed-upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transactions to invest in short-term investments or mortgage backed securities, which may enhance the Fund's current yield and total return.

Information regarding dollar roll transactions for the Fund for the six months ended March 31, 2003 was as follows:

Maximum amount outstanding during the period	$142,669,851

Average outstanding during the period[1]	$128,001,242

Average monthly shares outstanding during the period	35,270,819

Average debt per share outstanding during the period	$3.63

1 The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the six months ended March 31, 2003.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of March 31, 2003, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$2,086,160	$2,165,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At March 31, 2003, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Institutional Shares	1,000,000,000
Institutional Service Shares	1,000,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended 3/31/2003		Year Ended 9/30/2002
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	12,077,332	$124,882,725	20,533,479	$211,780,845
Shares issued to shareholders in payment of distributions declared	413,968	4,283,854	421,936	4,344,323
Shares redeemed	(10,121,677)	(104,587,825)	(5,774,748)	(59,492,406)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,369,623	$24,578,754	15,180,667	$156,632,762

	Six Months Ended 3/31/2003		Year Ended 9/30/2002
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,348,073	$13,955,412	2,523,598	$25,991,042
Shares issued to shareholders in payment of distributions declared	63,704	659,241	92,631	953,039
Shares redeemed	(1,184,571)	(12,277,636)	(1,168,355)	(12,001,389)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	227,206	$2,337,017	1,447,874	$14,942,692

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,596,829	$26,915,771	16,628,541	$171,575,454

FEDERAL TAX INFORMATION

At March 31, 2003, the cost of investments for federal tax purposes was $485,286,197. The net unrealized appreciation of investments for federal tax purposes was $2,231,239. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,480,591 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,249,352.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Government Obligations Fund which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term securities (and in-kind contributions) for the six months ended March 31, 2003, were as follows:

Purchases	--

Sales	$1,826,963

Purchases and sales of long-term U.S. government securities for the six months ended March 31, 2003, were as follows:

Purchases	$235,661,373

Sales	$215,098,885

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Mortgage Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31428Q887
Cusip 31428Q804

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

G02367-01 (5/03)

Federated Investors
World-Class Investment Manager

Federated Ultrashort Bond Fund

A Portfolio of Federated Total Return Series, Inc.

SEMI-ANNUAL REPORT

March 31, 2003

INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

March 31, 2003 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--42.9%
		Automotive--21.0%
$7,626,974		ANRC Auto Owner Trust 2001-A, Class A3, 3.76%, 10/17/2005	$7,702,710
6,000,000		Americredit Automobile Receivables Trust 2001-B, Class A4, 5.37%, 6/12/2008	6,270,388
14,000,000		Americredit Automobile Receivables Trust 2002-A, Class A3, 1.53188%, 10/12/2006	14,008,441
12,382,647		Americredit Automobile Receivables Trust 2002-B, Class A2, 2.71%, 10/12/2005	12,439,690
984,718		Associates Automobile Receivables Trust 2000-2, Class A3, 6.82%, 2/15/2005	994,115
6,498,376		BMW Vehicle Lease Trust 2000-A, Class A4, 6.67%, 10/25/2003	6,551,234
2,719,687		BMW Vehicle Owner Trust 2001-A, Class A3, 4.70%, 3/25/2005	2,749,984
10,000,000		BMW Vehicle Owner Trust 2002-A, Class A3, 3.80%, 5/25/2006	10,260,300
10,000,000		Capital One Auto Finance Trust 2002-B, Class A3A, 2.71%, 10/16/2006	10,184,736
15,000,000		Carmax Auto Owner Trust 2002-1, Class A3, 3.59%, 6/15/2006	15,361,950
8,000,000		Carmax Auto Owner Trust 2001-2, Class A3, 3.32%, 11/15/2005	8,094,080
3,473,405		Chase Manhattan Auto Owner Trust 2001-A, Class A3, 4.55%, 8/15/2005	3,527,521
7,000,000		Chase Manhattan Auto Owner Trust 2001-B, Class A3, 3.09%, 11/15/2005	7,055,860
15,000,000		Chase Manhattan Auto Owner Trust 2002-B, Class A3, 3.58%, 5/15/2006	15,313,950
10,000,000		Chevy Chase Auto Receivables Trust 2001-3, Class A3, 3.61%, 5/16/2005	10,157,195
2,053,106		DaimlerChrysler Auto Trust 2000-E, Class A3, 6.11%, 11/8/2004	2,076,491
6,728,660		DaimlerChrysler Auto Trust 2001-B, Class A3, 4.85%, 6/6/2005	6,825,082
10,000,000		DaimlerChrysler Auto Trust 2001-C, Class A3, 4.21%, 7/6/2005	10,180,800
15,000,000		DaimlerChrysler Master Owner Trust 2002-A, Class A, 1.34%, 5/15/2007	15,013,350
184,644		First Security Auto Owner Trust 2000-2, Class A3, 6.83%, 7/15/2004	185,085
13,253,987	[1]	First Tennessee Financial Auto Securitization Trust 2002-A, Class A, 3.55%, 7/15/2008	13,512,838
1,035,867	[1]	First Tennessee Financial Auto Securitization Trust 2002-A, Class B, 4.05%, 7/15/2008	1,054,316
11,409,327		Ford Credit Auto Owner Trust 2001-B, Class A4, 5.12%, 10/15/2004	11,536,656
4,039,028		Ford Credit Auto Owner Trust 2001-D, Class A3, 4.31%, 6/15/2005	4,087,941
20,000,000		Ford Credit Auto Owner Trust 2002-C, Class A3, 3.38%, 12/15/2005	20,370,800
6,809,423		Honda Auto Receivables Owner Trust 2001-3, Class A3, 3.40%, 2/18/2005	6,851,573
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Automotive--continued
$7,500,000		Honda Auto Receivables Owner Trust 2002-1, Class A3, 3.50%, 10/17/2005	$7,624,425
14,000,000		Honda Auto Receivables Owner Trust 2002-2, Class A3, 3.83%, 2/15/2006	14,336,980
10,697,439		Household Automotive Trust 2001-3, Class A3, 3.68%, 4/17/2006	10,838,752
12,500,000	[1,2]	Hyundai Auto Receivables Trust 2002-A, Class A3, 2.80%, 2/15/2007	12,696,265
1,854,181		Isuzu Auto Owner Trust 2001-1, Class A3, 4.88%, 11/22/2004	1,879,750
4,833,124	[1,2]	Long Beach Acceptance Auto Receivables Trust 2001-1, Class A3, 5.198%, 3/13/2006	4,914,707
4,602,117		M&I Auto Loan Trust 2001-1, Class A3, 4.49%, 4/20/2006	4,659,505
3,000,000		M&I Auto Loan Trust 2001-1, Class A4, 4.97%, 3/20/2007	3,104,460
6,910,000		M&I Auto Loan Trust 2001-1, Class B, 5.88%, 6/20/2008	7,256,537
1,000,000		MMCA Automobile Trust 2000-2, Class B, 7.42%, 8/15/2005	1,042,328
3,526,602		MMCA Automobile Trust 2001-2, Class B, 5.75%, 6/15/2007	3,598,464
4,257,755		MMCA Automobile Trust 2001-4, Class A3, 3.81%, 3/15/2006	4,291,482
981,042		Mellon Auto Grantor Trust 2000-1, Class B, 7.43%, 10/15/2006	1,016,977
2,330,887		Navistar Financial Corp. Owner Trust 2001-A, Class A3, 4.99%, 8/15/2005	2,351,212
6,754,935		Navistar Financial Corp. Owner Trust 2001-B, Class A3, 1.53%, 7/17/2006	6,762,501
12,000,000		Navistar Financial Corp. Owner Trust 2002-A, Class A3, 4.09%, 7/17/2006	12,289,440
9,446,182		Nissan Auto Receivables Owner Trust 2001-C, Class A3, 4.31%, 5/16/2005	9,553,774
4,000,000		Nissan Auto Receivables Owner Trust 2003-A, Class A2, 1.45%, 5/16/2005	4,005,341
10,000,000		Onyx Acceptance Auto Owner Trust 2002-B, Class A3, 3.94%, 6/15/2006	10,264,300
1,108,802		Toyota Auto Receivables Owner Trust 2000-B, Class A3, 6.76%, 8/15/2004	1,116,885
10,000,000		Toyota Auto Receivables Owner Trust 2002-B, Class A3, 3.76%, 6/15/2006	10,265,200
8,500,000		Toyota Auto Receivables Owner Trust 2003-A, Class A, 1.29%, 10/15/2005	8,490,055
15,000,000		Union Acceptance Corp. 2001-C, Class A3, 3.81%, 4/10/2006	15,196,950
4,289,035		WFS Financial Owner Trust 2002-2, Class A2, 2.82%, 5/20/2005	4,312,668
15,000,000		WFS Financial Owner Trust 2002-2, Class A3, 3.81%, 2/20/2007	15,448,950
15,000,000		World Omni Automobile Receivables Trust 2002-A, Class A3, 3.40%, 7/17/2006	15,382,324
15,000,000		World Omni Automobile Receivables Trust 2001-B, Class A3, 3.79%, 11/21/2005	15,269,503

		TOTAL	430,336,821

Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Credit Card--4.0%
$4,000,000		ARRAN Master Trust 2000-C, Class C, 2.13875%, 9/15/2007	$3,998,360
3,750,000		Citibank Credit Card Issuance Trust 2000-C2, Class C2, 2.02563%, 10/15/2007	3,727,275
4,000,000		Citibank Credit Card Master Trust 2002-C1, Class C1, 2.33875%, 2/9/2009	4,007,280
15,000,000		Citibank Credit Card Issuance Trust 2003-A2, Class A2, 2.70%, 1/15/2010	15,173,700
11,533,333		Fingerhut Master Trust 1998-2, Class A, 6.23%, 2/15/2007	11,669,542
2,600,000		First Consumers Master Trust 2001-A, Class B, 2.38%, 9/15/2008	546,520
11,000,000	[1]	First USA Credit Card Master Trust 1999-1, Class C, 6.42%, 10/19/2006	11,365,420
7,500,000		Fleet Credit Card Master Trust II 2001-C, Class A, 3.86%, 3/15/2007	7,716,300
6,000,000		J.C. Penney Master Credit Card Trust E, Class A, 5.50%, 6/15/2007	6,133,320
4,000,000		MBNA Credit Card Master Note Trust 2001-C3, Class C3, 6.55%, 12/15/2008	4,338,360
10,000,000	[1]	Providian Master Trust 1999-1, Class C, 7.35%, 1/15/2009	10,496,341
1,418,542		Sears Credit Account Master Trust 1995-5, Class A, 6.05%, 1/15/2008	1,448,856

		TOTAL	80,621,274

		Equipment Leasing--0.8%
872,732		CIT Equipment Collateral 2000-2, Class A3, 6.84%, 6/20/2004	880,114
8,730,544		CIT Equipment Collateral 2001-A, Class A3, 4.32%, 5/20/2005	8,865,158
3,328,509	[1]	Copelco Capital Funding Corp. Series 2000-A, Class R1, 7.565%, 11/18/2005	3,386,858
3,315,954	[1]	Great America Leasing Receivables 2002-1, Class C, 4.91%, 7/15/2007	3,414,695

		TOTAL	16,546,825

		Home Equity Loan--12.4%
70,323,801		ACE Securities Corp. 2001-HE1, Class AIO, 6.00%, 8/20/2004	4,267,248
50,000,000		ACE Securities Corp. 2002-HE1, Class AIO, 6.50%, 6/25/2032	3,113,000
1,064,685	[1]	AQ Finance NIM Trust 2002-1, Class NOTE, 9.50%, 6/25/2032	1,050,046
3,230,033	[1]	AQ Finance NIM Trust 2002-N6, Class NOTE, 1.955%, 12/25/2007	3,221,958
4,435,532		American Business Financial Services 2001-2, Class A3, 5.82%, 7/25/2016	4,586,786
32,000,000	[1]	American Business Financial Services 2002-1, Class AIO, 10.00%, 9/15/2004	4,474,240
24,000,000		American Business Financial Services 2002-2, Class AIO, 10.00%, 6/15/2033	3,091,920
1,105,638	[1]	Ameriquest Mortgage Securities I 2001-2, Class NIM, 9.00%, 10/25/2031	1,083,525
1,130,092	[1]	Ameriquest Mortgage Securities I 2001-3A, Class NOTE, 8.835%, 2/25/2032	1,136,707
50,750,000		Ameriquest Mortgage Securities, Inc. 2002-3, Class S, 6.00%, 8/25/2032	3,703,227
7,558,410		Ameriquest Mortgage Securities, Inc. 2002-5, Class AV1, 1.825%, 2/25/2033	7,572,847
89,436,115		Amortizing Residential Collateral Trust 2002-BC2, Class AIO, 6.00%, 4/25/2005	6,366,957
4,975,829	[1]	Amortizing Residential Collateral Trust 2002-BC3N, Class B2, 7.00%, 6/25/2032	4,926,071
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--continued
$89,574,857		Amortizing Residential Collateral Trust 2002-BC4, Class AIO, 6.00%, 6/25/2004	$4,423,206
9,208,986		Amresco Residential Securities Mortgage Loan Trust 1998-2, Class A4, 6.445%, 4/25/2027	9,513,619
135,473		Asset-Backed Funding Certificate 2001-AQ1, Class A3, 5.745%, 4/20/2027	135,442
18,992,500		Asset-Backed Funding Certificate 2002-WF2, Class A2, 2.859%, 9/25/2004	19,021,938
43,000,000		Asset-Backed Securities Corp. Home Equity Loan Trust 2001-HE3, Class AIO, 6.50%, 11/15/2031	1,596,160
17,343,091		Asset-Backed Securities Corp. Home Equity Loan Trust 2002-HE2, Class AIO, 6.50%, 8/15/2032	1,375,134
20,950,162		Asset-Backed Securities Corp. Home Equity Loan Trust 2002-HE3, Class 2AIO, 5.00%, 4/15/2005	1,518,489
17,000,000	[1]	Bayview Financial Acquisition Trust 2002-CA, Class AIO, 14.00%, 10/25/2004	1,262,862
33,314,000		Bear Stearns Asset-Backed Securities, Inc. 2002-1, Class AIO, 8.00%, 9/25/2004	3,676,200
60,748,800		CIT Group Home Equity Loan Trust 2002-2, Class AIO, 5.00%, 6/25/2003	526,692
346,381		Chase Funding Mortgage Loan Asset-Backed Certificates 1999-1, Class IIB, 4.055%, 6/25/2028	348,861
4,000,000		Chase Funding Mortgage Loan Asset-Backed Certificates 2000-2, Class IIB, 3.105%, 5/25/2030	3,979,880
13,600,000		Chase Funding Mortgage Loan Asset-Backed Certificates 2002-3, Class 1A3, 3.55%, 12/25/2021	13,866,832
3,743,220	[1]	Chase Funding Mortgage Loan Asset-Backed Certificates 2003-1, Class NOTE, 8.75%, 7/27/2004	3,742,845
196,929		Cityscape Home Equity Loan Trust 1997-1, Class A4, 7.23%, 3/25/2018	198,461
1,049,879		Cityscape Home Equity Loan Trust 1997-4, Class B, 7.94%, 10/25/2018	1,071,076
2,995,922		Conseco Finance 2000-B, Class AF3, 7.52%, 3/15/2020	3,069,143
4,563,258		Conseco Finance 2001-B, Class 1A3, 5.808%, 6/15/2032	4,605,892
52,615,385		Conseco Finance 2001-D, Class AIO, 8.80%, 11/15/2032	4,034,548
2,585,117		Contimortgage Home Equity Loan Trust 1999-3, Class A4, 7.12%, 1/25/2025	2,615,104
3,418,488		Ditech Home Loan Owner Trust 1997-1, Class A4, 7.36%, 1/15/2024	3,561,381
71,324		EQCC Home Equity Loan Trust 1995-4, Class A4, 6.95%, 3/15/2012	72,985
1,100,000		EQCC Home Equity Loan Trust 1995-4, Class A5, 7.25%, 3/15/2026	1,108,217
693,515		EQCC Home Equity Loan Trust 1997-2, Class A7, 6.89%, 2/15/2020	703,703
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--continued
$8,000,764		EQCC Home Equity Loan Trust 1999-2, Class A3F, 6.347%, 8/25/2022	$8,242,067
1,976,827	[1]	First Franklin NIM Trust 2001-FF2, Class NOTE, 8.35%, 11/25/2031	1,976,827
5,139,020	[1]	First Franklin NIM Trust 2002-FF2, Class NOTE, 8.11%, 9/25/2032	5,139,020
2,074,989	[1]	First Plus Home Loan Trust 1997-3, Class B2, 8.50%, 11/10/2023	2,110,616
10,000,000		First Plus Home Loan Trust 1997-4, Class A8, 7.31%, 9/11/2023	10,487,300
4,269,606		First Plus Home Loan Trust 1997-4, Class M1, 7.14%, 9/11/2023	4,544,825
3,493,235	[1]	Fremont NIM Trust 2002-1, Class NOTE, 8.355%, 8/25/2033	3,487,786
22,174,000		GMAC Mortgage Corp. Loan Trust 2002-HE2, Class AIO, 7.50%, 6/25/2027	2,278,600
17,163		Green Tree Home Improvement Loan Trust 1995-C, Class B1, 7.20%, 7/15/2020	17,164
10,212,847		Impac CMB Trust 2001-4, Class A2, 1.90625%, 12/25/2031	10,275,145
533,988		Indymac Home Equity Loan Asset-Backed Trust 1998-A, Class AF4, 6.31%, 10/25/2029	542,254
5,000,000		Indymac Home Equity Loan Asset-Backed Trust 2001-A, Class AF6, 6.537%, 11/25/2030	5,432,450
19,900,000		Indymac Home Equity Loan Asset-Backed Trust 2001-C, Class AIO, 6.50%, 12/25/2032	1,208,328
62,200,000		Long Beach Mortgage Loan Trust 2001-4, Class 2S, 6/25/2004	3,006,748
2,031,504	[1]	Master Financial Asset Securitization Trust 1998-A, Class B1, 8.25%, 4/20/2029	2,103,886
1,336,621		Mellon Bank Home Equity Installment Loan 1997-1, Class A4, 6.84%, 7/25/2012	1,431,254
1,494,448		Mellon Bank Home Equity Installment Loan 1998-1, Class B, 6.95%, 3/25/2015	1,576,000
902,522		Mellon Bank Home Equity Installment Loan 1999-1, Class A2, 6.02%, 11/25/2013	913,388
130,905		NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	37,963
3,644,550	[1]	Option One Mortgage Securities Corp. 2002-4, Class CTF, 8.35%, 7/25/2032	3,571,659
2,369,631	[1]	Renaissance Nim Trust 2002-B, Class NOTE, 8.586%, 8/25/2032	2,365,934
124,675,000		Residential Asset Mortgage Products, Inc. 2002-RS3, Class AIIO, 2.00%, 12/25/2004	2,204,254
7,000,000		Residential Asset Mortgage Products, Inc. 2002-RZ1, Class A2, 4.30%, 4/25/2023	7,074,270
32,000,000		Residential Asset Mortgage Products, Inc. 2002-RZ1, Class AIO, 5.50%, 8/25/2004	1,850,880
98,000,000		Residential Asset Mortgage Products, Inc. 2002-RZ2, Class AIO, 5.00%, 11/25/2004	5,142,060
5,000,000		Residential Asset Mortgage Products, Inc. 2003-RZ1, Class AI2, 2.81%, 10/25/2025	5,000,000
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--continued
$81,333,000		Residential Asset Mortgage Products, Inc. 2003-RZ1, Class AIO, 5.75%, 7/25/2005	$6,649,298
39,525,424		Residential Funding Mortgage Securities II 2002-HS2, Class AIO, 7.00%, 12/25/2004	2,485,359
12,500,000		Residential Funding Mortgage Securities II 2002-HI3, Class AIO, 11.00%, 12/25/2004	1,857,000
755,387	[1]	Saxon Asset Securities Trust 1998-1, Class BF2, 8.00%, 12/25/2027	746,239
58,280,255		Saxon Asset Securities Trust 2001-3, Class AIO, 6.25%, 4/25/2004	2,786,379
104,818,838		Structured Asset Securities Corp. 2002-HF1, Class AIO, 6.00%, 5/25/2005	5,711,578
188,467,344		Structured Asset Securities Corp. 2002-23XS, Class AIO, 5.00%, 10/25/2004	3,428,617
109,205,162		Structured Asset Securities Corp. 2003-3XS, Class AIO, 5.00%, 3/25/2033	3,426,858
19,210		UCFC Home Equity Loan 1997-C, Class A5, 6.88%, 9/15/2022	19,284

		TOTAL	253,754,492

		Manufactured Housing--1.3%
210,348		Conseco Finance Securitization Corp. 2000-5, Class A2, 7.06%, 2/1/2032	211,115
234,276		Green Tree Financial Corp. 1993-4, Class B1, 7.20%, 1/15/2019	230,823
288,054		Green Tree Financial Corp. 1994-7, Class A6, 8.95%, 3/15/2020	310,237
250,000		Green Tree Financial Corp. 1995-3, Class B1, 7.85%, 8/15/2025	199,482
6,000,000		Green Tree Financial Corp. 1999-5, Class B1, 9.20%, 4/1/2031	1,208,880
2,841,320		Green Tree Financial Corp. 1996-3, Class A5, 7.35%, 5/15/2027	2,975,431
10,471,673		Green Tree Financial Corp. 1996-5, Class A6, 7.75%, 7/15/2027	10,996,513
500,000		Green Tree Financial Corp. 1997-3, Class B1, 7.51%, 3/15/2028	244,070
1,500,000		Green Tree Financial Corp. 1997-4, Class B1, 7.23%, 2/15/2029	729,045
276,429		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	283,798
7,000,000		Lehman ABS Manufactured Housing Contract 2001-B, Class A2, 3.70%, 11/15/2010	7,115,004
4,000,000	[1]	Merit Securities Corp. 12, Class 1B, 7.98%, 7/28/2033	1,200,000
96,426		Vanderbilt Mortgage Finance 1994-A, Class A3, 8.00%, 7/10/2019	96,789
500,000		Vanderbilt Mortgage Finance 1999-A, Class 2B2, 3.92875%, 6/7/2016	472,355

		TOTAL	26,273,542

Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Other--1.4%
$1,727,333	[1]	CapitalSource Commercial Loan Trust 2002-1A, Class A, 1.78375%, 2/20/2014	$1,725,986
2,701,237		Caterpillar Financial Asset Trust 2001-A, Class A3, 4.85%, 4/25/2007	2,766,408
78,896,987		Conseco Recreational Enthusiast Consumer Trust 2001-A, Class APIO, 5.00%, 8/15/2025	4,471,092
22,795		Green Tree Recreational Equipment & Consumer Trust Series 1997-B, Class A1, 6.55%, 7/15/2028	25,291
992,243		Harley-Davidson Eaglemark Motorcycle Trust 1999-1, Class A4, 5.52%, 2/15/2005	1,006,888
2,586,758		Harley-Davidson Motorcycle Trust 2001-2, Class B, 4.51%, 6/15/2009	2,698,868
3,001,649		Harley-Davidson Motorcycle Trust 2001-3, Class B, 4.07%, 10/15/2009	3,115,022
7,551,907		John Deere Owner Trust 2001-A, Class A3, 3.26%, 10/17/2005	7,646,486
3,500,000		Mellon Bank Premium Finance Loan Master Trust 2002-1, Class A, 1.55875%, 12/17/2007	3,503,920
1,683,900		Tobacco Settlement Revenue Management Authority, SC, Class A, 7.666%, 5/15/2016	1,764,660

		TOTAL	28,724,621

		Rate Reduction Bond--2.0%
13,000,000		Atlantic City Electric Transition Funding 2002-1, Class A1, 2.89%, 7/20/2010	13,085,410
5,000,000		California Infrastructure SDG&E-1 1997-1, Class A6, 6.31%, 9/25/2008	5,442,450
6,402,741		CPL Transition Funding LLC 2002-1, Class A1, 3.54%, 1/15/2007	6,530,732
14,738,000		Peco Energy Transition Trust 1999-A, Class A4, 5.80%, 3/1/2007	15,567,897

		TOTAL	40,626,489

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $879,994,313)	876,884,064

		U.S. GOVERNMENT AGENCIES-4.6%
		Federal Home Loan Mortgage Corporation--3.5%
21,000,000	[3]	Federal Home Loan Mortgage Corp., 2.375%, 4/15/2006	21,116,340
50,000,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 3.25%, 11/15/2004	51,439,500

		TOTAL	72,555,840

		Federal National Mortgage Association--1.1%
20,000,000		Federal Home Loan Mortgage Corp., 2.375%, 4/15/2006	22,087,600

		TOTAL U.S. GOVERNMENT AGENCIES (IDENTIFIED COST $95,703,100)	94,643,440

Principal Amount			Value
		CORPORATE BONDS--16.8%
		Basic Industries - Metals & Mining--0.3%
$6,000,000		Noranda, Inc., Deb., 8.125%, 6/15/2004	$6,273,240

		Basic Industries - Paper--0.7%
3,600,000		International Paper Co., 8.125%, 7/8/2005	4,043,052
10,000,000		Weyerhaeuser Co., Note, 2.38375%, 9/15/2003	10,013,700
500,000		Weyerhaeuser Co., Note, 5.50%, 3/15/2005	527,960

		TOTAL	14,584,712

		Beverage & Tobacco--0.0%
1,000,000		Philip Morris Cos., Inc., Deb., 8.25%, 10/15/2003	1,035,190

		Broadcast Radio & TV--0.4%
7,725,000		Turner Broadcasting System, Sr. Note, 7.40%, 2/1/2004	8,041,802

		Capital Goods - Aerospace & Defense--0.9%
9,750,000	[3]	Boeing Capital Corp., 5.65%, 5/15/2006	10,202,887
7,579,000		Raytheon Co., Note, 6.30%, 3/15/2005	8,074,894

		TOTAL	18,277,781

		Communications - Media & Cable--0.4%
7,500,000		Comcast Corp., 6.375%, 1/30/2006	8,040,450

		Communications - Media Noncable--0.3%
7,000,000		Clear Channel Communications, Inc., 7.25%, 9/15/2003	7,152,950

		Consumer Cyclical - Automotive--0.8%
3,000,000		DaimlerChrysler AG, 7.75%, 6/15/2005	3,299,700
5,000,000		DaimlerChrysler North America Holding Corp., Unsecd. Note, 7.40%, 1/20/2005	5,400,500
4,750,000		Delphi Auto Systems Corp., 6.125%, 5/1/2004	4,918,055
2,500,000	[3]	Hertz Corp., Jr. Sub. Note, 7.00%, 7/15/2003	2,510,975

		TOTAL	16,129,230

		Consumer Cyclical - Entertainment--0.4%
7,000,000		Viacom, Inc., Sr. Note, 7.75%, 6/1/2005	7,811,160

		Consumer Cyclical - Retailers--1.1%
7,600,000	[3]	CVS Corp., 5.625%, 3/15/2006	8,232,320
3,100,000		Target Corp., 3.375%, 3/1/2008	3,090,421
10,000,000	[3]	Wal-Mart Stores, Inc., 4.15%, 6/15/2005	10,513,900

		TOTAL	21,836,641

Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical - Food/Beverage--0.5%
$5,000,000		Kellogg Co., Note, 6.00%, 4/1/2006	$5,465,200
5,000,000	[3]	Kraft Foods, Inc., Note, 4.625%, 11/1/2006	5,056,250

		TOTAL	10,521,450

		Consumer Products--0.2%
3,000,000		Albecca, Inc., Company Guarantee, 10.75%, 8/15/2008	3,228,750

		Cosmetics & Toiletries--0.4%
7,500,000	[3]	Gillette Co., 2.875%, 3/15/2008	7,442,100

		Ecological Services & Equipment--0.2%
3,500,000		WMX Technologies, Inc., Unsecd. Note, 6.375%, 12/1/2003	3,571,925

		Energy - Integrated--0.4%
7,000,000		Conoco, Inc., 5.45%, 10/15/2006	7,619,220

		Finance - Automotive--0.3%
6,500,000		Ford Motor Credit Co., Sr. Note, 5.75%, 2/23/2004	6,526,260
500,000		General Motors Acceptance Corp., Note, 6.75%, 1/15/2006	518,560

		TOTAL	7,044,820

		Financial Institutions - Banking--0.6%
4,600,000		U.S. Bancorp, Sr. Note, 5.10%, 7/15/2007	4,980,972
7,500,000	[3]	Wachovia Bank N.A., Sr. Note, 4.85%, 7/30/2007	8,045,100

		TOTAL	13,026,072

		Financial Institutions - Brokerage--0.4%
7,750,000		Amvescap PLC, Sr. Note, 6.60%, 5/15/2005	8,386,895

		Financial Institutions - Finance Noncaptive--0.9%
7,500,000	[3]	Household Finance Corp., Note, 6.50%, 1/24/2006	8,143,350
10,000,000		Textron Financial Corp., 5.65%, 3/26/2004	10,313,000

		TOTAL	18,456,350

		Financial Institutions -- Insurance - Life --0.4%
7,750,000	[1,2]	Metropolitan Life Insurance Co., 7.00%, 11/1/2005	8,418,050

		Financial Institutions - Reits--0.4%
2,500,000	[3]	EOP Operating LP, 6.50%, 6/15/2004	2,610,925
5,000,000		EOP Operating LP, 7.375%, 11/15/2003	5,160,050

		TOTAL	7,770,975

Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Intermediaries--0.8%
$5,000,000		Salomon Smith Barney Holdings, Inc., Note, 7.00%, 3/15/2004	$5,263,250
10,000,000	[3]	Wells Fargo Financial, Inc., 6.70%, 9/22/2004	10,727,300

		TOTAL	15,990,550

		Financial Services--0.8%
8,500,000		General Electric Capital Corp., 5.35%, 3/30/2006	9,194,450
7,600,000		Morgan Stanley, Unsub., 6.10%, 4/15/2006	8,322,380

		TOTAL	17,516,830

		Food & Drug Retailers--1.2%
10,200,000		Albertsons, Inc., Sr. Note, 6.55%, 8/1/2004	10,729,890
6,425,000		Meyer (Fred), Inc., Sr. Note, 7.375%, 3/1/2005	7,004,535
5,000,000		Safeway, Inc., 6.15%, 3/1/2006	5,421,150
500,000		Safeway, Inc., Sr. Note, 6.85%, 9/15/2004	532,690

		TOTAL	23,688,265

		Food Products--0.5%
10,000,000		Grand Metropolitan Investment Corp., 8.131% accrual, 1/6/2004	9,909,700

		Industrial Products & Equipment--0.3%
6,000,000		Tyco International Group, Sr. Note, 6.25%, 6/15/2003	6,045,000

		Insurance--0.6%
10,732,000		Equitable Cos., Inc., Sr. Note, 9.00%, 12/15/2004	11,788,780

		Pharmaceutical--0.2%
3,645,000		Johnson & Johnson, Deb., 8.72%, 11/1/2024	4,213,984

		Technology Services--0.6%
4,055,000		Computer Sciences Corp., 7.50%, 8/8/2005	4,521,001
7,000,000		International Business Machines Corp., 4.125%, 6/30/2005	7,373,590

		TOTAL	11,894,591

		Telecommunications & Cellular--1.3%
4,000,000		Citizens Utilities Co., Deb., 7.45%, 1/15/2004	4,133,000
7,000,000		GTE North, Inc., Sr. Deb., 6.40%, 2/15/2005	7,487,060
15,000,000	[3]	Verizon Wireless, Inc., Note, 1.65875%, 12/17/2003	15,008,100

		TOTAL	26,628,160

		Utilities--0.1%
3,000,000		Ohio Power Co., 7.00%, 7/1/2004	3,131,580

		Utility - Electric--0.4%
7,500,000		PSEG Power LLC, 6.875%, 4/15/2006	8,101,500

		TOTAL CORPORATE BONDS (IDENTIFIED COST $336,291,355)	343,578,703

Principal Amount			Value
		MORTGAGE BACKED SECURITIES--0.4%
		Government National Mortgage Association-0.4%
$8,032,629		Federal National Mortgage Association, Pool 456622, 5.50%, 1/1/2014 (IDENTIFIED COST $8,500,000)	$8,411,689

		COLLATERALIZED MORTGAGE OBLIGATIONS--7.1%
		Federal Home Loan Mortgage Corporation--0.3%
1,130,017		Federal Home Loan Mortgage Corp., Series 2018, Class PC, 5.75%, 6/15/2023	1,132,040
7,350,000		Federal Home Loan Mortgage Corp., Series 2141, Class NI, 6.00%, 11/15/2027	1,236,564
1,916,996		Federal Home Loan Mortgage Corp., Series 2346, Class PI, 6.50%, 3/15/2011	13,649
3,249,045		Federal Home Loan Mortgage Corp., Series 2391, Class E, 4.75%, 12/15/2006	3,267,212

		TOTAL	5,649,465

		Federal National Mortgage Association--0.2%
17,900,000		Federal National Mortgage Association, Series 2001-33, Class IC, 6.00%, 10/25/2028	2,110,947
25,833,333		Federal National Mortgage Association, Series 2002-T14, Class S1, 5.25%, 4/15/2005	1,960,078

		TOTAL	4,071,025

		Government National Mortgage Association--0.0%
2,679,097		Government National Mortgage Association, Series 2001-13, Class PV, 6.50%, 7/20/2027	68,617

		Non-Agency Mortgage--6.6%
2,741,746		Bank of America Mortgage Securities 2001-10, Class 2A6, 1.705%, 10/25/2016	2,743,953
4,870,842		Bank of America Mortgage Securities 2003-A, Class 1A1, 3.234%, 2/25/2033	4,891,533
688,172	[1]	Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029	751,544
438,456	[1]	Bayview Financial Acquisition Trust 1998-1, Class MII, 2.055%, 5/25/2029	414,477
90,143		C-BASS ABS LLC Series 1998-3, Class AF, 6.50%, 1/25/2033	92,733
2,102,344	[1]	C-BASS ABS LLC Series 1999-3, Class B1, 6.885%, 2/3/2029	1,953,876
4,214,889		GSR Mortgage Loan Trust 2002-9, Class A2B, 3.419%, 10/25/2032	4,231,767
16,000,000		GSR Mortgage Loan Trust 2002-10, Class A2B, 3.322%, 11/25/2032	16,241,584
7,000,000	[1]	Harwood Street Funding I LLC 2001-1A, Class CTF, 3.08375%, 9/20/2004	6,956,250
6,710,726		Impac Cmb Trust 2002-7, Class A, 1.735%, 11/25/2032	6,719,651
20,000,000		Impac Secured Assets Common Owner Trust 2001-7, Class AIO, 8.00%, 4/25/2004	861,800
125,881		PNC Mortgage Securities Corp. 1999-5 2A-1, Class 2A1, 6.75%, 7/25/2029	125,804
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Non-Agency Mortgage--continued
$6,000,000		Permanent Financing (No. 1) PLC, Class 1C, 2.3675%, 6/10/2042	$5,988,600
5,000,000	[1]	Principal Residential Mortgage Capital Resources 2000-1, Class B, 2.93%, 6/20/2005	4,937,500
5,000,000	[1]	Principal Residential Mortgage Capital Resources 2001-3A, Class B, 3.08%, 12/20/2006	4,918,750
51,500,000		Residential Asset Securitization Trust 2002-A1, Class AIO, 5.75%, 7/25/2004	3,084,335
42,500,000		Residential Asset Securitization Trust 2002-A5, Class AIO, 2.50%, 5/25/2035	1,414,825
45,000,000		Residential Asset Securitization Trust 2002-A7, Class AIO, 2.50%, 12/25/2004	1,321,699
139,662	[1]	Resecuritization Mortgage Trust 1998-A, Class B3, 7.725532%, 10/26/2023	109,024
6,733,315	[1]	RESI Finance LP 2002-A, Class B3, 2.925%, 10/10/2034	6,745,974
497,904		Residential Funding Mortgage Securities I 1994-S13, Class M1, 7.00%, 5/25/2024p	528,062
342,884		Residential Funding Mortgage Securities I 1995-S4, Class M1, 8.00%, 4/25/2010	361,509
276,105		Residential Funding Mortgage Securities I 1996-S1, Class A11, 7.10%, 1/25/2026	280,605
727,153		Structured Asset Securities Corp. 1999-ALS2, Class A2, 6.75%, 7/25/2029	730,243
14,250,000		Structured Asset Securities Corp. 2001-6, Class 1A2, 6.65%, 5/25/2031	14,595,118
18,900,000		Washington Mutual 2003-AR1, Class A2, 2.92%, 3/25/2033	19,018,405
13,000,000		Washington Mutual 2003-AR3, Class A2, 2.828%, 4/25/2033	12,995,710
5,000,000		Washington Mutual 2003-AR4, Class A2, 2.20%, 5/25/2033	4,996,900
7,000,000		Washington Mutual 2003-AR4, Class A3, 2.875%, 5/25/2033	6,980,330

		TOTAL	134,992,561

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $148,335,343)	144,781,668

		MUNICIPAL BOND--0.2%
		Utility - Electric--0.2%
4,600,000		North Carolina Municipal Power Agency No. 1, Taxable Electric Revenue Bonds (Series 2003A), 2.95% Bonds (Catawba Electric), 1/1/2004 (IDENTIFIED COST $4,600,000)	4,616,560

Principal Amount or Shares			Value
		TREASURY INFLATION INDEXED NOTE--3.1%
		Treasury Securities--3.1%
$57,195,500		U.S. TNote - TIPS 3.375% 1/15/2007 (IDENTIFIED COST $63,563,601)	$62,941,932

		MUTUAL FUNDS--27.6%
4,848,153		Federated Mortgage Core Portfolio	49,935,979
446,488,012		Federated Prime Value Obligations Fund, Class IS	446,488,012
62,948,128		Federated Prime Value Obligations Fund, Class IS (held as collateral for securities lending)	62,948,128
780,297		High-Yield Bond Portfolio	4,915,872

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $564,376,014)	564,287,991

		TOTAL INVESTMENTS (IDENTIFIED COST $2,101,363,726)[4]	$2,100,146,047

1 Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. At March 31, 2003, these securities amounted to $141,373,092 which represents 6.9% of net assets. Included in these amounts are restricted securities which have been deemed liquid (amounting to $26,029,022 and representing 1.3% of net assets).

2 Denotes a restricted security that has been deemed liquid by criteria approved by the Fund's Board of Directors.

3 Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

4 The cost of investments for federal tax purposes amounts to $2,101,363,726.

Note: The categories of investments are shown as a percentage of total net assets ($2,045,569,637) at March 31, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2003 (unaudited)

Assets:
Total investments in securities, at value (identified cost $2,101,363,726 including $61,204,677 of securities loaned)		$2,100,146,047
Income receivable		7,668,548
Receivable for investments sold		2,369,706
Receivable for shares sold		9,638,480
Receivable for daily variation margin		1,539,247

TOTAL ASSETS		2,121,362,028

Liabilities:
Payable for investments purchased	$4,555,110
Payable for shares redeemed	2,868,376
Income distribution payable	4,834,449
Payable to bank	196,906
Payable on collateral due to broker	62,948,128
Accrued expenses	389,422

TOTAL LIABILITIES		75,792,391

Net assets for 1,068,771,713 shares outstanding		$2,045,569,637

Net Assets Consist of:
Paid in capital		$2,100,741,251
Net unrealized depreciation of investments and futures contracts		(1,807,372)
Accumulated net realized loss on investments and futures contracts		(52,693,807)
Distributions in excess of net investment income		(670,435)

TOTAL NET ASSETS		$2,045,569,637

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$872,736,772 ÷ 455,958,333 shares outstanding		$1.91

Offering price per share		$1.91

Redemption proceeds per share		$1.91

Institutional Service Shares:
$770,708,289 ÷ 402,675,889 shares outstanding		$1.91

Offering price per share		$1.91

Redemption proceeds per share		$1.91

Class A Shares:
$402,124,576 ÷ 210,137,491 shares outstanding		$1.91

Offering price per share (100/98 of $1.91)[1]		$1.95

Redemption proceeds per share		$1.91

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended March 31, 2003 (unaudited)

Investment Income:
Dividends			$793,759
Interest (including income on securities loaned of $32,631)			34,757,461

TOTAL INCOME			35,551,220

Expenses:
Investment adviser fee		$5,431,691
Administrative personnel and services fee		680,772
Custodian fees		48,511
Transfer and dividend disbursing agent fees and expenses		83,663
Directors'/Trustees' fees		4,995
Auditing fees		9,273
Legal fees		5,900
Portfolio accounting fees		97,428
Distribution services fee--Institutional Service Shares		1,020,867
Distribution services fee--Class A Shares		228,305
Shareholder services fee--Institutional Shares		1,052,084
Shareholder services fee--Institutional Service Shares		1,020,867
Shareholder services fee--Class A Shares		190,254
Share registration costs		78,543
Printing and postage		23,600
Insurance premiums		905
Taxes		38,390
Miscellaneous		2,247

TOTAL EXPENSES		10,018,295

Waivers and Reimbursement:
Waiver of investment adviser fee	$(3,274,248)
Waiver of distribution services fee--Institutional Service Shares	(204,173)
Waiver of shareholder services fee--Institutional Shares	(1,052,084)
Reimbursement of investment adviser fee	(18,828)

TOTAL WAIVERS AND REIMBURSEMENT		(4,549,333)

Net expenses			5,468,962

Net investment income			30,082,258

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(14,214,231)
Net realized loss on futures contracts			(7,226,814)
Net change in unrealized depreciation of investments and futures contracts			5,238,940

Net realized and unrealized loss on investments and futures contracts			(16,202,105)

Change in net assets resulting from operations			$13,880,153

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2003	Year Ended 9/30/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$30,082,258	$61,514,042
Net realized loss on investments and futures contracts	(21,441,045)	(26,721,631)
Net change in unrealized depreciation of investments and future contracts	5,238,940	(10,834,852)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	13,880,153	23,957,559

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(15,395,511)	(28,041,316)
Institutional Service Shares	(13,137,199)	(33,839,870)
Class A Shares	(2,064,655)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(30,597,365)	(61,881,186)

Share Transactions:
Proceeds from sale of shares	1,393,074,367	3,418,768,464
Net asset value of shares issued to shareholders in payment of distributions declared	12,097,848	33,495,627
Cost of shares redeemed	(1,117,058,432)	(2,374,967,614)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	288,113,783	1,077,296,477

Change in net assets	271,396,571	1,039,372,850

Net Assets:
Beginning of period	1,774,173,066	734,800,216

End of period (including distributions in excess of net investment income of $(670,435) and $(155,328), respectively)	$2,045,569,637	$1,774,173,066

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended September 30,
	3/31/2003	2002	2001	2000 [1]
Net Asset Value, Beginning of Period	$1.93	$1.98	$1.96	$1.96
Income From Investment Operations:
Net investment income	0.03	0.09	0.13	0.08
Net realized and unrealized gain (loss) on investments and futures contracts	(0.02)	(0.05)	0.02	0.00 [2]

TOTAL FROM INVESTMENT OPERATIONS	0.01	0.04	0.15	0.08

Less Distributions:
Distributions from net investment income	(0.03)	(0.09)	(0.13)	(0.08)

Net Asset Value, End of Period	$1.91	$1.93	$1.98	$1.96

Total Return[3]	0.78%	2.00%	7.91%	4.40%

Ratios to Average Net Assets:

Expenses	0.36%[4]	0.37%	0.35%	0.35%[4]

Net investment income	3.58%[4]	4.47%	6.40%	7.37%[4]

Expense waiver/reimbursement[5]	0.61%[4]	0.60%	0.70%	0.72%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$872,737	$887,733	$216,859	$48,736

Portfolio turnover	33%	28%	22%	43%

1 Reflects operations for the period from February 22, 2000 (date of initial public investment) to September 30, 2000.

2 Amount represents less than $0.01 per share.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended September 30,				Period Ended
	3/31/2003	2002	2001	2000	1999 [1]	9/30/1998 [2,3]
Net Asset Value, Beginning of Period	$1.93	$1.98	$1.96	$1.98	$2.00	$1.99
Income From Investment Operations:
Net investment income	0.03	0.08	0.12	0.13	0.12 [4]	0.10
Net realized and unrealized gain (loss) on investments and futures contracts	(0.02)	(0.05)	0.02	(0.02)	0.01 [5]	0.03

TOTAL FROM INVESTMENT OPERATIONS	0.01	0.03	0.14	0.11	0.13	0.13

Less Distributions:
Distributions from net investment income	(0.03)	(0.08)	(0.12)	(0.13)	(0.15)	(0.11)
Distributions from net realized gain on investments and futures contracts	--	--	--	(0.00) [6]	--	(0.01)

TOTAL DISTRIBUTIONS	(0.03)	(0.08)	(0.12)	(0.13)	(0.15)	(0.12)

Net Asset Value, End of Period	$1.91	$1.93	$1.98	$1.96	$1.98	$2.00

Total Return[7]	0.55%	1.54%	7.43%	5.95%	5.32%	6.75%

Ratios to Average Net Assets:

Expenses	0.81%[8]	0.82%	0.80%	0.80%	0.77%	0.56%[8]

Net investment income	3.15%[8]	4.04%	5.99%	6.61%	6.36%	5.18%[8]

Expense waiver/reimbursement[9]	0.41%[8]	0.40%	0.50%	0.38%	0.49%	6.83%[8]

Supplemental Data:

Net assets, end of period (000 omitted)	$770,708	$886,440	$517,941	$178,682	$196,032	$100

Portfolio turnover	33%	28%	22%	43%	20%	501%

1 Beginning with the year ended September 30, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Reflects operations for the period from October 3, 1997 (date of initial public investment) to September 30, 1998.

3 Per share amounts have been restated to reflect a share dividend as disclosed in the Notes.

4 Per share amount is based on the average number of shares outstanding.

5 The amount shown in this caption for a share outstanding does not correspond with the aggregate net realized and unrealized loss on investments and futures contracts for the year ended due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

6 Amount represents less than $(0.01) per share.

7 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

8 Computed on an annualized basis.

9 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2003 (unaudited)

ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Ultrashort Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide total return consistent with current income.

The Fund offers three classes: Institutional Shares, Institutional Service Shares and Class A Shares. Effective October 11, 2002, Class A Shares were added to this Fund.

On August 20, 1998, the Board of Directors (the "Directors") declared a stock split. The stock split was affected in the form of a dividend payable in shares of the Fund on October 21, 1998. The dividend consisted of 5.08 shares for one (1) share in order to establish a $2.00 per share net asset value. Per share data prior to October 21, 1998 has been restated to give effect to the split.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

U.S. government securities, listed corporate bonds other fixed income and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national security exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Directors.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash, U.S. government securities or other liquid securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the six months ended March 31, 2003, the Fund had realized losses of $7,226,814 on futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At March 31, 2003, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Deliver/Receive	Position	Unrealized Appreciation (Depreciation )
June 2003	400 U.S. Treasury Note 2-Year Futures	Short	$ (43,756)

June 2003	200 U.S. Treasury Note 5-Year Futures	Short	70,313

June 2003	100 U.S. Treasury Note 10-Year Futures	Short	71,875

March 2007	150 Eurodollar Futures	Short	(688,125)

NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS			$(589,693)

SECURITIES LENDING

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of March 31, 2003, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$61,204,677	$62,948,128

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Additional information on each restricted security held at March 31, 2003 is as follows:

Security	Acquisition Date	Acquisition Cost
American Business Financial Services 2002-1, Class AIO, 10.00%, 9/15/2004	2/15/2002-5/3/2002	$4,543,392

Ameriquest Mortgage Securities I 2001-2, Class NIM, 9.00%, 10/25/2031	10/23/2001-3/28/2003	1,104,126

Ameriquest Mortgage Securities I 2001-3A, Class NOTE, 8.835%, 2/25/2032	12/05/2001	1,130,092

Amortizing Residential Collateral Trust 2002-BC3N, Class B2, 7.00%, 6/25/2032	6/18/2002	4,916,119

AQ Finance NIM Trust 2002-1, Class NOTE, 9.50%, 6/25/2032	3/15/2002	1,064,057

AQ Finance NIM Trust 2002-N6, Class NOTE, 1.955%, 12/25/2007	12/5/2002	3,230,033

Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029	12/08/1998	686,667

Bayview Financial Acquisition Trust 1998-1, Class MII, 2.055%, 5/25/2029	6/06/2000	414,341

Bayview Financial Acquisition Trust 2002-CA, Class AIO, 14.00%, 10/25/2004	5/02/2002	1,291,365

CapitalSource Commercial Loan Trust 2002-1A, Class A, 1.78375%, 2/20/2014	5/13/2002	1,727,333

C-BASS ABS LLC Series 1999-3, Class B1, 6.885%, 2/3/2029	7/09/1999	1,720,966

Chase Funding Mortgage Loan Asset-Backed Certificates 2003-1, Class NOTE, 8.75%, 7/27/2004	1/29/2003	3,723,334

Copelco Capital Funding Corp. Series 2000-A, Class R1, 7.565%, 11/18/2005	4/14/2000	3,327,718

First Franklin NIM Trust 2001-FF2, Class NOTE, 8.35%, 11/25/2031	11/14/2001	1,976,827

First Franklin NIM Trust 2002-FF2, Class NOTE, 8.11%, 9/25/2032	9/13/2002	5,139,020

First Plus Home Loan Trust 1997-3, Class B2, 8.50%, 11/10/2023	9/27/2002	2,059,426

First Tennessee Financial Auto Securitization Trust 2002-A, Class A, 3.55%, 7/15/2008	6/10/2002-3/12/2003	1,261,527

First Tennessee Financial Auto Securitization Trust 2002-A, Class B, 4.05%, 7/15/2008	6/10/2002	1,035,867

First USA Credit Card Master Trust 1999-1, Class C, 6.42%, 10/19/2006	2/06/2002	11,434,414

Fremont NIM Trust 2002-1, Class NOTE, 8.355%, 8/25/2033	9/17/2002	3,493,235

Great America Leasing Receivables 2002-1, Class C, 4.91%, 7/15/2007	3/22/2002	3,315,592

Harwood Street Funding I LLC 2001-1A, Class CTF, 3.08375%, 9/20/2004	11/30/2001	7,000,000

Master Financial Asset Securitization Trust 1998-A, Class B1, 8.25%, 4/20/2029	1/8/2003	2,103,876

Merit Securities Corp. 12, Class 1B, 7.98%, 7/28/2033	5/18/1999	3,975,405

Option One Mortgage Securities Corp. 2002-4, Class CTF, 8.35%, 7/25/2032	6/10/2002	3,644,455

Principal Residential Mortgage Capital Resources 2001-1, Class B, 2.93%, 6/20/2005	1/8/2003	4,935,156

Principal Residential Mortgage Capital Resources 2001-3A, Class B, 3.08%, 12/20/2006	11/29/2001	5,000,000

Providian Master Trust 1999-1, Class C, 7.35%, 1/15/2009	4/22/2002	10,355,859

Renaissance Nim Trust 2002-B, Class NOTE, 8.586%, 8/25/2032	6/18/2002	2,369,631

RESI Finance LP 2002-A, Class B3, 2.925%, 10/10/2034	2/14/2003	6,720,470

Resecuritization Mortgage Trust 1998-A, Class B3, 7.725532%, 10/26/2023	2/12/1999	120,328

Saxon Asset Securities Trust 1998-1, Class BF2, 8.00%, 12/25/2027	5/21/1999	739,328

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At March 31, 2003, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Institutional Shares	1,000,000,000
Institutional Service Shares	1,000,000,000
Class A Shares	1,000,000,000
TOTAL	3,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended 3/31/2003		Year Ended 9/30/2002
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	218,047,643	$418,749,700	777,114,983	$1,519,220,591
Shares issued to shareholders in payment of distributions declared	2,336,669	4,486,408	5,574,873	10,876,982
Shares redeemed	(224,259,376)	(430,109,136)	(432,380,016)	(842,820,835)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,875,064)	$(6,873,028)	350,309,840	$687,276,738

	Six Months Ended 3/31/2003		Year Ended 9/30/2002
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	206,432,511	$396,335,000	970,837,851	$1,899,547,873
Shares issued to shareholders in payment of distributions declared	3,526,357	6,770,603	11,575,732	22,618,645
Shares redeemed	(266,524,879)	(511,277,834)	(784,812,973)	(1,532,146,779)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(56,566,011)	$(108,172,231)	197,600,610	$390,019,739

	Period Ended 3/31/2003[1]		Year Ended 9/30/2002
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	301,294,366	$577,989,667	--	--
Shares issued to shareholders in payment of distributions declared	437,936	840,837	--	--
Shares redeemed	(91,594,811)	(175,671,462)	--	--

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	210,137,491	$403,159,042	--	--

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	149,696,416	$288,113,783	547,910,450	$1,077,296,477

1 Reflects operations for the period from October 11, 2002 (date of initial public investment) to March 31, 2003.

FEDERAL TAX INFORMATION

At March 31, 2003, the cost of investments for federal tax purposes was $2,101,363,726. The net unrealized depreciation of investments for federal tax purposes was $1,217,679. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $22,251,025 and net unrealized depreciation from investments for those securities having an excess of cost over value of $23,468,704.

At September 30, 2002, the Fund had a capital loss carryforward of $8,785,177 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$1,707,405

2010	$7,077,772

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC") the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service and Class A Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.30%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S government securities and short-term securities (and in-kind contributions), for the six months ended March 31, 2003, were as follows:

Purchases	$366,484,644

Sales	$368,311,040

Purchases and sales long-term U.S government securities for the six months ended March 31, 2003, were as follows:

Purchases	$160,317,380

Sales	$131,211,722

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Ultrashort Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31428Q606
Cusip 31428Q879

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

G02603-01 (5/03)

Federated Investors
World-Class Investment Manager

Federated Ultrashort Bond Fund

A Portfolio of Federated Total Return Series, Inc.

SEMI-ANNUAL REPORT

March 31, 2003

class a shares

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

President's Message

Dear Shareholder:

I am pleased to introduce the first Semi-Annual Report for the Class A Shares of Federated Ultrashort Bond Fund, which covers the reporting period from October 11, 2002 to March 31, 2003.

This multi-sector bond fund is managed for total return and current income. It was created for investors seeking a higher-quality, lower-risk, short-term bond fund with a yield potential generally higher than cash accounts and money market vehicles.1 Federated Ultrashort Bond Fund is diversified across a variety of asset classes including government and corporate bonds as well as mortgage-backed and asset-backed securities. The fund seeks to control interest rate and other risks by typically maintaining a dollar-weighted average duration of one year or less.2

Federated Ultrashort Bond Fund can play several roles in your portfolio. It is an attractive complement to any money market fund you own--although it is not a substitute for those accounts--representing a "first step out" on the yield curve from cash. It provides monthly dividends, which can be reinvested to build the value of your account through compounding. The fund also can be useful for setting aside assets for future investing opportunities and also can reduce duration risk in the fixed-income portion of your portfolio.

The report begins with an interview with the fund's senior portfolio manager Randall S. Bauer, Vice President, Federated Investment Management Company. Following his discussion of the fund's performance and investment strategy are two additional items of interest: a complete listing of the fund's bond holdings, and the publication of the fund's financial statements.

At the end of the reporting period, Federated Ultrashort Bond Fund A Shares had total net assets of more than $402.1 million. Its securities have an average effective maturity of just over one year, which places it between money market fund instruments and short-term bond funds, and the fund holds a AA average portfolio credit quality rating.

1 Unlike this fund, money market funds seek to maintain a stable $1.00 share value.

2 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

As of March 31, 2003, the fund's Class A Shares 30-day SEC yield was 2.37%, at net asset value.3 The fund produced a total return of 0.49% and an income distribution of $0.029 per share.4 Net asset value moved from $1.92 to $1.91 over the reporting period, a change of (0.52)%.

We are proud to make this product, which is guided by an outstanding team of experienced fixed-income managers, available to individual investors like you. Thank you for selecting Federated Ultrashort Bond Fund as a convenient way to earn more income in a low-yielding environment while also enjoying liquidity and professional investment management. Your comments and questions are always welcome, and your trust in Federated is appreciated.

Sincerely yours,

J. Christopher Donahue

J. Christopher Donahue
President
May 15, 2003

3 The 30-day current SEC yield is calculated by dividing the investment income per share for the prior 30 days by the maximum offering price per share on that date. The SEC yields are compounded and annualized.

4 Performance quoted is based on net asset value, represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return for the period, based on offering price (i.e., less any applicable sales charge), for Class A Shares was (1.55)%. Mutual fund performance changes over time and may vary significantly from what is currently stated. Current performance information is available at www.federatedinvestors.com or by calling 1-800-341-7400.

Investment Review

How did the economic climate and interest rate environment impact the ultrashort bond market over the fund's reporting period?

Throughout the reporting period, the interest rate and credit markets experienced a great deal of volatility due to concerns about war in Iraq. The U.S. economy is still growing slowly, and there remains a "debt hangover" in the consumer sector. Fortunately, the low level of interest rates makes the situation a little less problematic than it might otherwise be. As of March 31, 2003, the close of the fund's reporting period, the federal funds target rate was 1.25%, unchanged since November 2002. On the other hand, the low level of economic momentum coupled with continuing geopolitical uncertainty will likely keep a lid on any significant economic recovery in the near term.

Such a situation, however, may actually be positive for short-term investors, as it seems unlikely that interest rates would rise markedly, if at all, in coming months. Money market yields are at 40-year lows, and ultrashort bond funds continue to appeal to investors seeking ways to generate more return from the cash portions of their portfolios.

How did Federated Ultrashort Bond Fund perform over its reporting period ended March 31, 2003?

During this reporting period, the fund's A Shares produced a total return of 0.49%, based on net asset value. In terms of income, the fund's A Shares paid a total monthly dividend of $0.029 per share. The fund's Class A Shares current 30-day SEC yield as of March 31, 2003 was 2.32% based on offering price.

What changes did you make during the reporting period in terms of the fund's duration, sector allocation and credit quality?

At the close of the reporting period, the fund's duration was 0.7 years, near the middle of the fund's normal 0.5-1.0 year range. During the reporting period, we reduced our exposure to asset-backed securities while slightly increasing our allocations to corporate bonds and mortgage-backed securities. Cash comprised 22% of the portfolio on March 31, 2003, up from 17% at the end of the fourth quarter of 2002. We barely changed our U.S. government or agency-backed securities exposures over the fund's reporting period.

Over 75% of the fund's assets were in AAA-rated bonds, a position we have gradually increased over the reporting period. Our exposure to BBB-rated credits has gradually dropped and is currently at 11%. In keeping with the fund's conservative posture in a market of heightened volatility, our exposure to non-investment-grade securities remains less than 1% of assets. A more aggressive credit posture may be warranted in the future when the economic situation strengthens, but for now we believe it is wise to take a more defensive approach.

How was the fund's portfolio allocated in terms of credit quality?

As of March 31, 2003, the weighted average credit quality of the fund was AA, and the quality breakdown was:

Percentage of Net Assets
AAA	76.3%
AA	3.4%
A	8.4%
BBB	11.3%
BB or B	0.6%

How were the fund's net assets allocated by sector?

Sector	Percentage of Net Assets
Asset-Backed Securities	42.9%
Collateralized Mortgage Obligations	7.1%
Corporate Bonds	16.8%
Mortgage-Backed Securities	0.4%
Municipal Bonds	0.2%
U.S. Government/Agency Bonds	4.6%
U.S. Treasury	3.1%
Cash Equivalents	27.6%

How is the fund managed to achieve yield?

The fund's investment approach is not driven solely by a need for yield, because the fund's objective is current income consistent with total return. That said, at the margin we do orient ourselves toward providing a little more current income. Over time, most of the return at the short end of the curve tends to come from income--although we will not sacrifice portfolio positioning or quality for the sake of current income.

Fixed-income yields have declined dramatically over the past year, as many investors realize. Some of the higher-yielding securities we bought during the period of higher yields remain in the portfolio today, so current investors have reaped the benefits. We also own spread-type securities, like corporate bonds, which pay more than comparable maturity Treasury bonds. We also can gain additional yield by assuming some prepayment risk. We also buy durations beyond the area money market funds are permitted by their nature to own. Longer maturities tend to have higher yields because of the positive slope of the yield curve.

What is your outlook for the U.S. economy, shorter-term interest rates and the ultrashort bond market this year?

As the military aspect of the war in Iraq concludes, the market needs to digest what the U.S. economic landscape will look like post-conflict. On the positive side, the Federal Reserve Board (the "Fed") remains accommodative. We think the Fed is not likely to raise rates over the next several months, as economic reports continue to be mixed and labor reports remain soft.

The U.S. consumer's need to pare back debt levels, as well as sluggish corporate spending, may keep the Fed on the sideline for some time. Still, the generally positive performance of spread products relative to Treasury issues early in 2003, particularly in the corporate sector, may indicate a more robust U.S. economy is on the horizon. Should this occur, our fund management team will look to reduce further the portfolio's interest rate exposure in an attempt to protect against the effect of higher short-term rates.

Portfolio of Investments

March 31, 2003 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--42.9%
		Automotive--21.0%
$7,626,974		ANRC Auto Owner Trust 2001-A, Class A3, 3.76%, 10/17/2005	$7,702,710
6,000,000		Americredit Automobile Receivables Trust 2001-B, Class A4, 5.37%, 6/12/2008	6,270,388
14,000,000		Americredit Automobile Receivables Trust 2002-A, Class A3, 1.53188%, 10/12/2006	14,008,441
12,382,647		Americredit Automobile Receivables Trust 2002-B, Class A2, 2.71%, 10/12/2005	12,439,690
984,718		Associates Automobile Receivables Trust 2000-2, Class A3, 6.82%, 2/15/2005	994,115
6,498,376		BMW Vehicle Lease Trust 2000-A, Class A4, 6.67%, 10/25/2003	6,551,234
2,719,687		BMW Vehicle Owner Trust 2001-A, Class A3, 4.70%, 3/25/2005	2,749,984
10,000,000		BMW Vehicle Owner Trust 2002-A, Class A3, 3.80%, 5/25/2006	10,260,300
10,000,000		Capital One Auto Finance Trust 2002-B, Class A3A, 2.71%, 10/16/2006	10,184,736
15,000,000		Carmax Auto Owner Trust 2002-1, Class A3, 3.59%, 6/15/2006	15,361,950
8,000,000		Carmax Auto Owner Trust 2001-2, Class A3, 3.32%, 11/15/2005	8,094,080
3,473,405		Chase Manhattan Auto Owner Trust 2001-A, Class A3, 4.55%, 8/15/2005	3,527,521
7,000,000		Chase Manhattan Auto Owner Trust 2001-B, Class A3, 3.09%, 11/15/2005	7,055,860
15,000,000		Chase Manhattan Auto Owner Trust 2002-B, Class A3, 3.58%, 5/15/2006	15,313,950
10,000,000		Chevy Chase Auto Receivables Trust 2001-3, Class A3, 3.61%, 5/16/2005	10,157,195
2,053,106		DaimlerChrysler Auto Trust 2000-E, Class A3, 6.11%, 11/8/2004	2,076,491
6,728,660		DaimlerChrysler Auto Trust 2001-B, Class A3, 4.85%, 6/6/2005	6,825,082
10,000,000		DaimlerChrysler Auto Trust 2001-C, Class A3, 4.21%, 7/6/2005	10,180,800
15,000,000		DaimlerChrysler Master Owner Trust 2002-A, Class A, 1.34%, 5/15/2007	15,013,350
184,644		First Security Auto Owner Trust 2000-2, Class A3, 6.83%, 7/15/2004	185,085
13,253,987	[1]	First Tennessee Financial Auto Securitization Trust 2002-A, Class A, 3.55%, 7/15/2008	13,512,838
1,035,867	[1]	First Tennessee Financial Auto Securitization Trust 2002-A, Class B, 4.05%, 7/15/2008	1,054,316
11,409,327		Ford Credit Auto Owner Trust 2001-B, Class A4, 5.12%, 10/15/2004	11,536,656
4,039,028		Ford Credit Auto Owner Trust 2001-D, Class A3, 4.31%, 6/15/2005	4,087,941
20,000,000		Ford Credit Auto Owner Trust 2002-C, Class A3, 3.38%, 12/15/2005	20,370,800
6,809,423		Honda Auto Receivables Owner Trust 2001-3, Class A3, 3.40%, 2/18/2005	6,851,573
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Automotive--continued
$7,500,000		Honda Auto Receivables Owner Trust 2002-1, Class A3, 3.50%, 10/17/2005	$7,624,425
14,000,000		Honda Auto Receivables Owner Trust 2002-2, Class A3, 3.83%, 2/15/2006	14,336,980
10,697,439		Household Automotive Trust 2001-3, Class A3, 3.68%, 4/17/2006	10,838,752
12,500,000	[1,2]	Hyundai Auto Receivables Trust 2002-A, Class A3, 2.80%, 2/15/2007	12,696,265
1,854,181		Isuzu Auto Owner Trust 2001-1, Class A3, 4.88%, 11/22/2004	1,879,750
4,833,124	[1,2]	Long Beach Acceptance Auto Receivables Trust 2001-1, Class A3, 5.198%, 3/13/2006	4,914,707
4,602,117		M&I Auto Loan Trust 2001-1, Class A3, 4.49%, 4/20/2006	4,659,505
3,000,000		M&I Auto Loan Trust 2001-1, Class A4, 4.97%, 3/20/2007	3,104,460
6,910,000		M&I Auto Loan Trust 2001-1, Class B, 5.88%, 6/20/2008	7,256,537
1,000,000		MMCA Automobile Trust 2000-2, Class B, 7.42%, 8/15/2005	1,042,328
3,526,602		MMCA Automobile Trust 2001-2, Class B, 5.75%, 6/15/2007	3,598,464
4,257,755		MMCA Automobile Trust 2001-4, Class A3, 3.81%, 3/15/2006	4,291,482
981,042		Mellon Auto Grantor Trust 2000-1, Class B, 7.43%, 10/15/2006	1,016,977
2,330,887		Navistar Financial Corp. Owner Trust 2001-A, Class A3, 4.99%, 8/15/2005	2,351,212
6,754,935		Navistar Financial Corp. Owner Trust 2001-B, Class A3, 1.53%, 7/17/2006	6,762,501
12,000,000		Navistar Financial Corp. Owner Trust 2002-A, Class A3, 4.09%, 7/17/2006	12,289,440
9,446,182		Nissan Auto Receivables Owner Trust 2001-C, Class A3, 4.31%, 5/16/2005	9,553,774
4,000,000		Nissan Auto Receivables Owner Trust 2003-A, Class A2, 1.45%, 5/16/2005	4,005,341
10,000,000		Onyx Acceptance Auto Owner Trust 2002-B, Class A3, 3.94%, 6/15/2006	10,264,300
1,108,802		Toyota Auto Receivables Owner Trust 2000-B, Class A3, 6.76%, 8/15/2004	1,116,885
10,000,000		Toyota Auto Receivables Owner Trust 2002-B, Class A3, 3.76%, 6/15/2006	10,265,200
8,500,000		Toyota Auto Receivables Owner Trust 2003-A, Class A, 1.29%, 10/15/2005	8,490,055
15,000,000		Union Acceptance Corp. 2001-C, Class A3, 3.81%, 4/10/2006	15,196,950
4,289,035		WFS Financial Owner Trust 2002-2, Class A2, 2.82%, 5/20/2005	4,312,668
15,000,000		WFS Financial Owner Trust 2002-2, Class A3, 3.81%, 2/20/2007	15,448,950
15,000,000		World Omni Automobile Receivables Trust 2002-A, Class A3, 3.40%, 7/17/2006	15,382,324
15,000,000		World Omni Automobile Receivables Trust 2001-B, Class A3, 3.79%, 11/21/2005	15,269,503

		TOTAL	430,336,821

Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Credit Card--4.0%
$4,000,000		ARRAN Master Trust 2000-C, Class C, 2.13875%, 9/15/2007	$3,998,360
3,750,000		Citibank Credit Card Issuance Trust 2000-C2, Class C2, 2.02563%, 10/15/2007	3,727,275
4,000,000		Citibank Credit Card Master Trust 2002-C1, Class C1, 2.33875%, 2/9/2009	4,007,280
15,000,000		Citibank Credit Card Issuance Trust 2003-A2, Class A2, 2.70%, 1/15/2010	15,173,700
11,533,333		Fingerhut Master Trust 1998-2, Class A, 6.23%, 2/15/2007	11,669,542
2,600,000		First Consumers Master Trust 2001-A, Class B, 2.38%, 9/15/2008	546,520
11,000,000	[1]	First USA Credit Card Master Trust 1999-1, Class C, 6.42%, 10/19/2006	11,365,420
7,500,000		Fleet Credit Card Master Trust II 2001-C, Class A, 3.86%, 3/15/2007	7,716,300
6,000,000		J.C. Penney Master Credit Card Trust E, Class A, 5.50%, 6/15/2007	6,133,320
4,000,000		MBNA Credit Card Master Note Trust 2001-C3, Class C3, 6.55%, 12/15/2008	4,338,360
10,000,000	[1]	Providian Master Trust 1999-1, Class C, 7.35%, 1/15/2009	10,496,341
1,418,542		Sears Credit Account Master Trust 1995-5, Class A, 6.05%, 1/15/2008	1,448,856

		TOTAL	80,621,274

		Equipment Leasing--0.8%
872,732		CIT Equipment Collateral 2000-2, Class A3, 6.84%, 6/20/2004	880,114
8,730,544		CIT Equipment Collateral 2001-A, Class A3, 4.32%, 5/20/2005	8,865,158
3,328,509	[1]	Copelco Capital Funding Corp. Series 2000-A, Class R1, 7.565%, 11/18/2005	3,386,858
3,315,954	[1]	Great America Leasing Receivables 2002-1, Class C, 4.91%, 7/15/2007	3,414,695

		TOTAL	16,546,825

		Home Equity Loan--12.4%
70,323,801		ACE Securities Corp. 2001-HE1, Class AIO, 6.00%, 8/20/2004	4,267,248
50,000,000		ACE Securities Corp. 2002-HE1, Class AIO, 6.50%, 6/25/2032	3,113,000
1,064,685	[1]	AQ Finance NIM Trust 2002-1, Class NOTE, 9.50%, 6/25/2032	1,050,046
3,230,033	[1]	AQ Finance NIM Trust 2002-N6, Class NOTE, 1.955%, 12/25/2007	3,221,958
4,435,532		American Business Financial Services 2001-2, Class A3, 5.82%, 7/25/2016	4,586,786
32,000,000	[1]	American Business Financial Services 2002-1, Class AIO, 10.00%, 9/15/2004	4,474,240
24,000,000		American Business Financial Services 2002-2, Class AIO, 10.00%, 6/15/2033	3,091,920
1,105,638	[1]	Ameriquest Mortgage Securities I 2001-2, Class NIM, 9.00%, 10/25/2031	1,083,525
1,130,092	[1]	Ameriquest Mortgage Securities I 2001-3A, Class NOTE, 8.835%, 2/25/2032	1,136,707
50,750,000		Ameriquest Mortgage Securities, Inc. 2002-3, Class S, 6.00%, 8/25/2032	3,703,227
7,558,410		Ameriquest Mortgage Securities, Inc. 2002-5, Class AV1, 1.825%, 2/25/2033	7,572,847
89,436,115		Amortizing Residential Collateral Trust 2002-BC2, Class AIO, 6.00%, 4/25/2005	6,366,957
4,975,829	[1]	Amortizing Residential Collateral Trust 2002-BC3N, Class B2, 7.00%, 6/25/2032	4,926,071
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--continued
$89,574,857		Amortizing Residential Collateral Trust 2002-BC4, Class AIO, 6.00%, 6/25/2004	$4,423,206
9,208,986		Amresco Residential Securities Mortgage Loan Trust 1998-2, Class A4, 6.445%, 4/25/2027	9,513,619
135,473		Asset-Backed Funding Certificate 2001-AQ1, Class A3, 5.745%, 4/20/2027	135,442
18,992,500		Asset-Backed Funding Certificate 2002-WF2, Class A2, 2.859%, 9/25/2004	19,021,938
43,000,000		Asset-Backed Securities Corp. Home Equity Loan Trust 2001-HE3, Class AIO, 6.50%, 11/15/2031	1,596,160
17,343,091		Asset-Backed Securities Corp. Home Equity Loan Trust 2002-HE2, Class AIO, 6.50%, 8/15/2032	1,375,134
20,950,162		Asset-Backed Securities Corp. Home Equity Loan Trust 2002-HE3, Class 2AIO, 5.00%, 4/15/2005	1,518,489
17,000,000	[1]	Bayview Financial Acquisition Trust 2002-CA, Class AIO, 14.00%, 10/25/2004	1,262,862
33,314,000		Bear Stearns Asset-Backed Securities, Inc. 2002-1, Class AIO, 8.00%, 9/25/2004	3,676,200
60,748,800		CIT Group Home Equity Loan Trust 2002-2, Class AIO, 5.00%, 6/25/2003	526,692
346,381		Chase Funding Mortgage Loan Asset-Backed Certificates 1999-1, Class IIB, 4.055%, 6/25/2028	348,861
4,000,000		Chase Funding Mortgage Loan Asset-Backed Certificates 2000-2, Class IIB, 3.105%, 5/25/2030	3,979,880
13,600,000		Chase Funding Mortgage Loan Asset-Backed Certificates 2002-3, Class 1A3, 3.55%, 12/25/2021	13,866,832
3,743,220	[1]	Chase Funding Mortgage Loan Asset-Backed Certificates 2003-1, Class NOTE, 8.75%, 7/27/2004	3,742,845
196,929		Cityscape Home Equity Loan Trust 1997-1, Class A4, 7.23%, 3/25/2018	198,461
1,049,879		Cityscape Home Equity Loan Trust 1997-4, Class B, 7.94%, 10/25/2018	1,071,076
2,995,922		Conseco Finance 2000-B, Class AF3, 7.52%, 3/15/2020	3,069,143
4,563,258		Conseco Finance 2001-B, Class 1A3, 5.808%, 6/15/2032	4,605,892
52,615,385		Conseco Finance 2001-D, Class AIO, 8.80%, 11/15/2032	4,034,548
2,585,117		Contimortgage Home Equity Loan Trust 1999-3, Class A4, 7.12%, 1/25/2025	2,615,104
3,418,488		Ditech Home Loan Owner Trust 1997-1, Class A4, 7.36%, 1/15/2024	3,561,381
71,324		EQCC Home Equity Loan Trust 1995-4, Class A4, 6.95%, 3/15/2012	72,985
1,100,000		EQCC Home Equity Loan Trust 1995-4, Class A5, 7.25%, 3/15/2026	1,108,217
693,515		EQCC Home Equity Loan Trust 1997-2, Class A7, 6.89%, 2/15/2020	703,703
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--continued
$8,000,764		EQCC Home Equity Loan Trust 1999-2, Class A3F, 6.347%, 8/25/2022	$8,242,067
1,976,827	[1]	First Franklin NIM Trust 2001-FF2, Class NOTE, 8.35%, 11/25/2031	1,976,827
5,139,020	[1]	First Franklin NIM Trust 2002-FF2, Class NOTE, 8.11%, 9/25/2032	5,139,020
2,074,989	[1]	First Plus Home Loan Trust 1997-3, Class B2, 8.50%, 11/10/2023	2,110,616
10,000,000		First Plus Home Loan Trust 1997-4, Class A8, 7.31%, 9/11/2023	10,487,300
4,269,606		First Plus Home Loan Trust 1997-4, Class M1, 7.14%, 9/11/2023	4,544,825
3,493,235	[1]	Fremont NIM Trust 2002-1, Class NOTE, 8.355%, 8/25/2033	3,487,786
22,174,000		GMAC Mortgage Corp. Loan Trust 2002-HE2, Class AIO, 7.50%, 6/25/2027	2,278,600
17,163		Green Tree Home Improvement Loan Trust 1995-C, Class B1, 7.20%, 7/15/2020	17,164
10,212,847		Impac CMB Trust 2001-4, Class A2, 1.90625%, 12/25/2031	10,275,145
533,988		Indymac Home Equity Loan Asset-Backed Trust 1998-A, Class AF4, 6.31%, 10/25/2029	542,254
5,000,000		Indymac Home Equity Loan Asset-Backed Trust 2001-A, Class AF6, 6.537%, 11/25/2030	5,432,450
19,900,000		Indymac Home Equity Loan Asset-Backed Trust 2001-C, Class AIO, 6.50%, 12/25/2032	1,208,328
62,200,000		Long Beach Mortgage Loan Trust 2001-4, Class 2S, 6/25/2004	3,006,748
2,031,504	[1]	Master Financial Asset Securitization Trust 1998-A, Class B1, 8.25%, 4/20/2029	2,103,886
1,336,621		Mellon Bank Home Equity Installment Loan 1997-1, Class A4, 6.84%, 7/25/2012	1,431,254
1,494,448		Mellon Bank Home Equity Installment Loan 1998-1, Class B, 6.95%, 3/25/2015	1,576,000
902,522		Mellon Bank Home Equity Installment Loan 1999-1, Class A2, 6.02%, 11/25/2013	913,388
130,905		NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	37,963
3,644,550	[1]	Option One Mortgage Securities Corp. 2002-4, Class CTF, 8.35%, 7/25/2032	3,571,659
2,369,631	[1]	Renaissance Nim Trust 2002-B, Class NOTE, 8.586%, 8/25/2032	2,365,934
124,675,000		Residential Asset Mortgage Products, Inc. 2002-RS3, Class AIIO, 2.00%, 12/25/2004	2,204,254
7,000,000		Residential Asset Mortgage Products, Inc. 2002-RZ1, Class A2, 4.30%, 4/25/2023	7,074,270
32,000,000		Residential Asset Mortgage Products, Inc. 2002-RZ1, Class AIO, 5.50%, 8/25/2004	1,850,880
98,000,000		Residential Asset Mortgage Products, Inc. 2002-RZ2, Class AIO, 5.00%, 11/25/2004	5,142,060
5,000,000		Residential Asset Mortgage Products, Inc. 2003-RZ1, Class AI2, 2.81%, 10/25/2025	5,000,000
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--continued
$81,333,000		Residential Asset Mortgage Products, Inc. 2003-RZ1, Class AIO, 5.75%, 7/25/2005	$6,649,298
39,525,424		Residential Funding Mortgage Securities II 2002-HS2, Class AIO, 7.00%, 12/25/2004	2,485,359
12,500,000		Residential Funding Mortgage Securities II 2002-HI3, Class AIO, 11.00%, 12/25/2004	1,857,000
755,387	[1]	Saxon Asset Securities Trust 1998-1, Class BF2, 8.00%, 12/25/2027	746,239
58,280,255		Saxon Asset Securities Trust 2001-3, Class AIO, 6.25%, 4/25/2004	2,786,379
104,818,838		Structured Asset Securities Corp. 2002-HF1, Class AIO, 6.00%, 5/25/2005	5,711,578
188,467,344		Structured Asset Securities Corp. 2002-23XS, Class AIO, 5.00%, 10/25/2004	3,428,617
109,205,162		Structured Asset Securities Corp. 2003-3XS, Class AIO, 5.00%, 3/25/2033	3,426,858
19,210		UCFC Home Equity Loan 1997-C, Class A5, 6.88%, 9/15/2022	19,284

		TOTAL	253,754,492

		Manufactured Housing--1.3%
210,348		Conseco Finance Securitization Corp. 2000-5, Class A2, 7.06%, 2/1/2032	211,115
234,276		Green Tree Financial Corp. 1993-4, Class B1, 7.20%, 1/15/2019	230,823
288,054		Green Tree Financial Corp. 1994-7, Class A6, 8.95%, 3/15/2020	310,237
250,000		Green Tree Financial Corp. 1995-3, Class B1, 7.85%, 8/15/2025	199,482
6,000,000		Green Tree Financial Corp. 1999-5, Class B1, 9.20%, 4/1/2031	1,208,880
2,841,320		Green Tree Financial Corp. 1996-3, Class A5, 7.35%, 5/15/2027	2,975,431
10,471,673		Green Tree Financial Corp. 1996-5, Class A6, 7.75%, 7/15/2027	10,996,513
500,000		Green Tree Financial Corp. 1997-3, Class B1, 7.51%, 3/15/2028	244,070
1,500,000		Green Tree Financial Corp. 1997-4, Class B1, 7.23%, 2/15/2029	729,045
276,429		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	283,798
7,000,000		Lehman ABS Manufactured Housing Contract 2001-B, Class A2, 3.70%, 11/15/2010	7,115,004
4,000,000	[1]	Merit Securities Corp. 12, Class 1B, 7.98%, 7/28/2033	1,200,000
96,426		Vanderbilt Mortgage Finance 1994-A, Class A3, 8.00%, 7/10/2019	96,789
500,000		Vanderbilt Mortgage Finance 1999-A, Class 2B2, 3.92875%, 6/7/2016	472,355

		TOTAL	26,273,542

Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Other--1.4%
$1,727,333	[1]	CapitalSource Commercial Loan Trust 2002-1A, Class A, 1.78375%, 2/20/2014	$1,725,986
2,701,237		Caterpillar Financial Asset Trust 2001-A, Class A3, 4.85%, 4/25/2007	2,766,408
78,896,987		Conseco Recreational Enthusiast Consumer Trust 2001-A, Class APIO, 5.00%, 8/15/2025	4,471,092
22,795		Green Tree Recreational Equipment & Consumer Trust Series 1997-B, Class A1, 6.55%, 7/15/2028	25,291
992,243		Harley-Davidson Eaglemark Motorcycle Trust 1999-1, Class A4, 5.52%, 2/15/2005	1,006,888
2,586,758		Harley-Davidson Motorcycle Trust 2001-2, Class B, 4.51%, 6/15/2009	2,698,868
3,001,649		Harley-Davidson Motorcycle Trust 2001-3, Class B, 4.07%, 10/15/2009	3,115,022
7,551,907		John Deere Owner Trust 2001-A, Class A3, 3.26%, 10/17/2005	7,646,486
3,500,000		Mellon Bank Premium Finance Loan Master Trust 2002-1, Class A, 1.55875%, 12/17/2007	3,503,920
1,683,900		Tobacco Settlement Revenue Management Authority, SC, Class A, 7.666%, 5/15/2016	1,764,660

		TOTAL	28,724,621

		Rate Reduction Bond--2.0%
13,000,000		Atlantic City Electric Transition Funding 2002-1, Class A1, 2.89%, 7/20/2010	13,085,410
5,000,000		California Infrastructure SDG&E-1 1997-1, Class A6, 6.31%, 9/25/2008	5,442,450
6,402,741		CPL Transition Funding LLC 2002-1, Class A1, 3.54%, 1/15/2007	6,530,732
14,738,000		Peco Energy Transition Trust 1999-A, Class A4, 5.80%, 3/1/2007	15,567,897

		TOTAL	40,626,489

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $879,994,313)	876,884,064

		U.S. GOVERNMENT AGENCIES-4.6%
		Federal Home Loan Mortgage Corporation--3.5%
21,000,000	[3]	Federal Home Loan Mortgage Corp., 2.375%, 4/15/2006	21,116,340
50,000,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 3.25%, 11/15/2004	51,439,500

		TOTAL	72,555,840

		Federal National Mortgage Association--1.1%
20,000,000		Federal Home Loan Mortgage Corp., 2.375%, 4/15/2006	22,087,600

		TOTAL U.S. GOVERNMENT AGENCIES (IDENTIFIED COST $95,703,100)	94,643,440

Principal Amount			Value
		CORPORATE BONDS--16.8%
		Basic Industries - Metals & Mining--0.3%
$6,000,000		Noranda, Inc., Deb., 8.125%, 6/15/2004	$6,273,240

		Basic Industries - Paper--0.7%
3,600,000		International Paper Co., 8.125%, 7/8/2005	4,043,052
10,000,000		Weyerhaeuser Co., Note, 2.38375%, 9/15/2003	10,013,700
500,000		Weyerhaeuser Co., Note, 5.50%, 3/15/2005	527,960

		TOTAL	14,584,712

		Beverage & Tobacco--0.0%
1,000,000		Philip Morris Cos., Inc., Deb., 8.25%, 10/15/2003	1,035,190

		Broadcast Radio & TV--0.4%
7,725,000		Turner Broadcasting System, Sr. Note, 7.40%, 2/1/2004	8,041,802

		Capital Goods - Aerospace & Defense--0.9%
9,750,000	[3]	Boeing Capital Corp., 5.65%, 5/15/2006	10,202,887
7,579,000		Raytheon Co., Note, 6.30%, 3/15/2005	8,074,894

		TOTAL	18,277,781

		Communications - Media & Cable--0.4%
7,500,000		Comcast Corp., 6.375%, 1/30/2006	8,040,450

		Communications - Media Noncable--0.3%
7,000,000		Clear Channel Communications, Inc., 7.25%, 9/15/2003	7,152,950

		Consumer Cyclical - Automotive--0.8%
3,000,000		DaimlerChrysler AG, 7.75%, 6/15/2005	3,299,700
5,000,000		DaimlerChrysler North America Holding Corp., Unsecd. Note, 7.40%, 1/20/2005	5,400,500
4,750,000		Delphi Auto Systems Corp., 6.125%, 5/1/2004	4,918,055
2,500,000	[3]	Hertz Corp., Jr. Sub. Note, 7.00%, 7/15/2003	2,510,975

		TOTAL	16,129,230

		Consumer Cyclical - Entertainment--0.4%
7,000,000		Viacom, Inc., Sr. Note, 7.75%, 6/1/2005	7,811,160

		Consumer Cyclical - Retailers--1.1%
7,600,000	[3]	CVS Corp., 5.625%, 3/15/2006	8,232,320
3,100,000		Target Corp., 3.375%, 3/1/2008	3,090,421
10,000,000	[3]	Wal-Mart Stores, Inc., 4.15%, 6/15/2005	10,513,900

		TOTAL	21,836,641

Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical - Food/Beverage--0.5%
$5,000,000		Kellogg Co., Note, 6.00%, 4/1/2006	$5,465,200
5,000,000	[3]	Kraft Foods, Inc., Note, 4.625%, 11/1/2006	5,056,250

		TOTAL	10,521,450

		Consumer Products--0.2%
3,000,000		Albecca, Inc., Company Guarantee, 10.75%, 8/15/2008	3,228,750

		Cosmetics & Toiletries--0.4%
7,500,000	[3]	Gillette Co., 2.875%, 3/15/2008	7,442,100

		Ecological Services & Equipment--0.2%
3,500,000		WMX Technologies, Inc., Unsecd. Note, 6.375%, 12/1/2003	3,571,925

		Energy - Integrated--0.4%
7,000,000		Conoco, Inc., 5.45%, 10/15/2006	7,619,220

		Finance - Automotive--0.3%
6,500,000		Ford Motor Credit Co., Sr. Note, 5.75%, 2/23/2004	6,526,260
500,000		General Motors Acceptance Corp., Note, 6.75%, 1/15/2006	518,560

		TOTAL	7,044,820

		Financial Institutions - Banking--0.6%
4,600,000		U.S. Bancorp, Sr. Note, 5.10%, 7/15/2007	4,980,972
7,500,000	[3]	Wachovia Bank N.A., Sr. Note, 4.85%, 7/30/2007	8,045,100

		TOTAL	13,026,072

		Financial Institutions - Brokerage--0.4%
7,750,000		Amvescap PLC, Sr. Note, 6.60%, 5/15/2005	8,386,895

		Financial Institutions - Finance Noncaptive--0.9%
7,500,000	[3]	Household Finance Corp., Note, 6.50%, 1/24/2006	8,143,350
10,000,000		Textron Financial Corp., 5.65%, 3/26/2004	10,313,000

		TOTAL	18,456,350

		Financial Institutions -- Insurance - Life --0.4%
7,750,000	[1,2]	Metropolitan Life Insurance Co., 7.00%, 11/1/2005	8,418,050

		Financial Institutions - Reits--0.4%
2,500,000	[3]	EOP Operating LP, 6.50%, 6/15/2004	2,610,925
5,000,000		EOP Operating LP, 7.375%, 11/15/2003	5,160,050

		TOTAL	7,770,975

Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Intermediaries--0.8%
$5,000,000		Salomon Smith Barney Holdings, Inc., Note, 7.00%, 3/15/2004	$5,263,250
10,000,000	[3]	Wells Fargo Financial, Inc., 6.70%, 9/22/2004	10,727,300

		TOTAL	15,990,550

		Financial Services--0.8%
8,500,000		General Electric Capital Corp., 5.35%, 3/30/2006	9,194,450
7,600,000		Morgan Stanley, Unsub., 6.10%, 4/15/2006	8,322,380

		TOTAL	17,516,830

		Food & Drug Retailers--1.2%
10,200,000		Albertsons, Inc., Sr. Note, 6.55%, 8/1/2004	10,729,890
6,425,000		Meyer (Fred), Inc., Sr. Note, 7.375%, 3/1/2005	7,004,535
5,000,000		Safeway, Inc., 6.15%, 3/1/2006	5,421,150
500,000		Safeway, Inc., Sr. Note, 6.85%, 9/15/2004	532,690

		TOTAL	23,688,265

		Food Products--0.5%
10,000,000		Grand Metropolitan Investment Corp., 8.131% accrual, 1/6/2004	9,909,700

		Industrial Products & Equipment--0.3%
6,000,000		Tyco International Group, Sr. Note, 6.25%, 6/15/2003	6,045,000

		Insurance--0.6%
10,732,000		Equitable Cos., Inc., Sr. Note, 9.00%, 12/15/2004	11,788,780

		Pharmaceutical--0.2%
3,645,000		Johnson & Johnson, Deb., 8.72%, 11/1/2024	4,213,984

		Technology Services--0.6%
4,055,000		Computer Sciences Corp., 7.50%, 8/8/2005	4,521,001
7,000,000		International Business Machines Corp., 4.125%, 6/30/2005	7,373,590

		TOTAL	11,894,591

		Telecommunications & Cellular--1.3%
4,000,000		Citizens Utilities Co., Deb., 7.45%, 1/15/2004	4,133,000
7,000,000		GTE North, Inc., Sr. Deb., 6.40%, 2/15/2005	7,487,060
15,000,000	[3]	Verizon Wireless, Inc., Note, 1.65875%, 12/17/2003	15,008,100

		TOTAL	26,628,160

		Utilities--0.1%
3,000,000		Ohio Power Co., 7.00%, 7/1/2004	3,131,580

		Utility - Electric--0.4%
7,500,000		PSEG Power LLC, 6.875%, 4/15/2006	8,101,500

		TOTAL CORPORATE BONDS (IDENTIFIED COST $336,291,355)	343,578,703

Principal Amount			Value
		MORTGAGE BACKED SECURITIES--0.4%
		Government National Mortgage Association-0.4%
$8,032,629		Federal National Mortgage Association, Pool 456622, 5.50%, 1/1/2014 (IDENTIFIED COST $8,500,000)	$8,411,689

		COLLATERALIZED MORTGAGE OBLIGATIONS--7.1%
		Federal Home Loan Mortgage Corporation--0.3%
1,130,017		Federal Home Loan Mortgage Corp., Series 2018, Class PC, 5.75%, 6/15/2023	1,132,040
7,350,000		Federal Home Loan Mortgage Corp., Series 2141, Class NI, 6.00%, 11/15/2027	1,236,564
1,916,996		Federal Home Loan Mortgage Corp., Series 2346, Class PI, 6.50%, 3/15/2011	13,649
3,249,045		Federal Home Loan Mortgage Corp., Series 2391, Class E, 4.75%, 12/15/2006	3,267,212

		TOTAL	5,649,465

		Federal National Mortgage Association--0.2%
17,900,000		Federal National Mortgage Association, Series 2001-33, Class IC, 6.00%, 10/25/2028	2,110,947
25,833,333		Federal National Mortgage Association, Series 2002-T14, Class S1, 5.25%, 4/15/2005	1,960,078

		TOTAL	4,071,025

		Government National Mortgage Association--0.0%
2,679,097		Government National Mortgage Association, Series 2001-13, Class PV, 6.50%, 7/20/2027	68,617

		Non-Agency Mortgage--6.6%
2,741,746		Bank of America Mortgage Securities 2001-10, Class 2A6, 1.705%, 10/25/2016	2,743,953
4,870,842		Bank of America Mortgage Securities 2003-A, Class 1A1, 3.234%, 2/25/2033	4,891,533
688,172	[1]	Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029	751,544
438,456	[1]	Bayview Financial Acquisition Trust 1998-1, Class MII, 2.055%, 5/25/2029	414,477
90,143		C-BASS ABS LLC Series 1998-3, Class AF, 6.50%, 1/25/2033	92,733
2,102,344	[1]	C-BASS ABS LLC Series 1999-3, Class B1, 6.885%, 2/3/2029	1,953,876
4,214,889		GSR Mortgage Loan Trust 2002-9, Class A2B, 3.419%, 10/25/2032	4,231,767
16,000,000		GSR Mortgage Loan Trust 2002-10, Class A2B, 3.322%, 11/25/2032	16,241,584
7,000,000	[1]	Harwood Street Funding I LLC 2001-1A, Class CTF, 3.08375%, 9/20/2004	6,956,250
6,710,726		Impac Cmb Trust 2002-7, Class A, 1.735%, 11/25/2032	6,719,651
20,000,000		Impac Secured Assets Common Owner Trust 2001-7, Class AIO, 8.00%, 4/25/2004	861,800
125,881		PNC Mortgage Securities Corp. 1999-5 2A-1, Class 2A1, 6.75%, 7/25/2029	125,804
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Non-Agency Mortgage--continued
$6,000,000		Permanent Financing (No. 1) PLC, Class 1C, 2.3675%, 6/10/2042	$5,988,600
5,000,000	[1]	Principal Residential Mortgage Capital Resources 2000-1, Class B, 2.93%, 6/20/2005	4,937,500
5,000,000	[1]	Principal Residential Mortgage Capital Resources 2001-3A, Class B, 3.08%, 12/20/2006	4,918,750
51,500,000		Residential Asset Securitization Trust 2002-A1, Class AIO, 5.75%, 7/25/2004	3,084,335
42,500,000		Residential Asset Securitization Trust 2002-A5, Class AIO, 2.50%, 5/25/2035	1,414,825
45,000,000		Residential Asset Securitization Trust 2002-A7, Class AIO, 2.50%, 12/25/2004	1,321,699
139,662	[1]	Resecuritization Mortgage Trust 1998-A, Class B3, 7.725532%, 10/26/2023	109,024
6,733,315	[1]	RESI Finance LP 2002-A, Class B3, 2.925%, 10/10/2034	6,745,974
497,904		Residential Funding Mortgage Securities I 1994-S13, Class M1, 7.00%, 5/25/2024p	528,062
342,884		Residential Funding Mortgage Securities I 1995-S4, Class M1, 8.00%, 4/25/2010	361,509
276,105		Residential Funding Mortgage Securities I 1996-S1, Class A11, 7.10%, 1/25/2026	280,605
727,153		Structured Asset Securities Corp. 1999-ALS2, Class A2, 6.75%, 7/25/2029	730,243
14,250,000		Structured Asset Securities Corp. 2001-6, Class 1A2, 6.65%, 5/25/2031	14,595,118
18,900,000		Washington Mutual 2003-AR1, Class A2, 2.92%, 3/25/2033	19,018,405
13,000,000		Washington Mutual 2003-AR3, Class A2, 2.828%, 4/25/2033	12,995,710
5,000,000		Washington Mutual 2003-AR4, Class A2, 2.20%, 5/25/2033	4,996,900
7,000,000		Washington Mutual 2003-AR4, Class A3, 2.875%, 5/25/2033	6,980,330

		TOTAL	134,992,561

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $148,335,343)	144,781,668

		MUNICIPAL BOND--0.2%
		Utility - Electric--0.2%
4,600,000		North Carolina Municipal Power Agency No. 1, Taxable Electric Revenue Bonds (Series 2003A), 2.95% Bonds (Catawba Electric), 1/1/2004 (IDENTIFIED COST $4,600,000)	4,616,560

Principal Amount or Shares			Value
		TREASURY INFLATION INDEXED NOTE--3.1%
		Treasury Securities--3.1%
$57,195,500		U.S. TNote - TIPS 3.375% 1/15/2007 (IDENTIFIED COST $63,563,601)	$62,941,932

		MUTUAL FUNDS--27.6%
4,848,153		Federated Mortgage Core Portfolio	49,935,979
446,488,012		Federated Prime Value Obligations Fund, Class IS	446,488,012
62,948,128		Federated Prime Value Obligations Fund, Class IS (held as collateral for securities lending)	62,948,128
780,297		High-Yield Bond Portfolio	4,915,872

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $564,376,014)	564,287,991

		TOTAL INVESTMENTS (IDENTIFIED COST $2,101,363,726)[4]	$2,100,146,047

1 Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. At March 31, 2003, these securities amounted to $141,373,092 which represents 6.9% of net assets. Included in these amounts are restricted securities which have been deemed liquid (amounting to $26,029,022 and representing 1.3% of net assets).

2 Denotes a restricted security that has been deemed liquid by criteria approved by the Fund's Board of Directors.

3 Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

4 The cost of investments for federal tax purposes amounts to $2,101,363,726.

Note: The categories of investments are shown as a percentage of total net assets ($2,045,569,637) at March 31, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2003 (unaudited)

Assets:
Total investments in securities, at value (identified cost $2,101,363,726 including $61,204,677 of securities loaned)		$2,100,146,047
Income receivable		7,668,548
Receivable for investments sold		2,369,706
Receivable for shares sold		9,638,480
Receivable for daily variation margin		1,539,247

TOTAL ASSETS		2,121,362,028

Liabilities:
Payable for investments purchased	$4,555,110
Payable for shares redeemed	2,868,376
Income distribution payable	4,834,449
Payable to bank	196,906
Payable on collateral due to broker	62,948,128
Accrued expenses	389,422

TOTAL LIABILITIES		75,792,391

Net assets for 1,068,771,713 shares outstanding		$2,045,569,637

Net Assets Consist of:
Paid in capital		$2,100,741,251
Net unrealized depreciation of investments and futures contracts		(1,807,372)
Accumulated net realized loss on investments and futures contracts		(52,693,807)
Distributions in excess of net investment income		(670,435)

TOTAL NET ASSETS		$2,045,569,637

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$872,736,772 ÷ 455,958,333 shares outstanding		$1.91

Offering price per share		$1.91

Redemption proceeds per share		$1.91

Institutional Service Shares:
$770,708,289 ÷ 402,675,889 shares outstanding		$1.91

Offering price per share		$1.91

Redemption proceeds per share		$1.91

Class A Shares:
$402,124,576 ÷ 210,137,491 shares outstanding		$1.91

Offering price per share (100/98 of $1.91)[1]		$1.95

Redemption proceeds per share		$1.91

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended March 31, 2003 (unaudited)

Investment Income:
Dividends			$793,759
Interest (including income on securities loaned of $32,631)			34,757,461

TOTAL INCOME			35,551,220

Expenses:
Investment adviser fee		$5,431,691
Administrative personnel and services fee		680,772
Custodian fees		48,511
Transfer and dividend disbursing agent fees and expenses		83,663
Directors'/Trustees' fees		4,995
Auditing fees		9,273
Legal fees		5,900
Portfolio accounting fees		97,428
Distribution services fee--Institutional Service Shares		1,020,867
Distribution services fee--Class A Shares		228,305
Shareholder services fee--Institutional Shares		1,052,084
Shareholder services fee--Institutional Service Shares		1,020,867
Shareholder services fee--Class A Shares		190,254
Share registration costs		78,543
Printing and postage		23,600
Insurance premiums		905
Taxes		38,390
Miscellaneous		2,247

TOTAL EXPENSES		10,018,295

Waivers and Reimbursement:
Waiver of investment adviser fee	$(3,274,248)
Waiver of distribution services fee--Institutional Service Shares	(204,173)
Waiver of shareholder services fee--Institutional Shares	(1,052,084)
Reimbursement of investment adviser fee	(18,828)

TOTAL WAIVERS AND REIMBURSEMENT		(4,549,333)

Net expenses			5,468,962

Net investment income			30,082,258

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(14,214,231)
Net realized loss on futures contracts			(7,226,814)
Net change in unrealized depreciation of investments and futures contracts			5,238,940

Net realized and unrealized loss on investments and futures contracts			(16,202,105)

Change in net assets resulting from operations			$13,880,153

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2003	Year Ended 9/30/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$30,082,258	$61,514,042
Net realized loss on investments and futures contracts	(21,441,045)	(26,721,631)
Net change in unrealized depreciation of investments and future contracts	5,238,940	(10,834,852)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	13,880,153	23,957,559

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(15,395,511)	(28,041,316)
Institutional Service Shares	(13,137,199)	(33,839,870)
Class A Shares	(2,064,655)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(30,597,365)	(61,881,186)

Share Transactions:
Proceeds from sale of shares	1,393,074,367	3,418,768,464
Net asset value of shares issued to shareholders in payment of distributions declared	12,097,848	33,495,627
Cost of shares redeemed	(1,117,058,432)	(2,374,967,614)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	288,113,783	1,077,296,477

Change in net assets	271,396,571	1,039,372,850

Net Assets:
Beginning of period	1,774,173,066	734,800,216

End of period (including distributions in excess of net investment income of $(670,435) and $(155,328), respectively)	$2,045,569,637	$1,774,173,066

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Period Ended 3/31/2003
Net Asset Value, Beginning of Period	$1.92
Income From Investment Operations:
Net investment income	0.03
Net realized and unrealized loss on investments and futures contracts	(0.01)

TOTAL FROM INVESTMENT OPERATIONS	0.02

Less Distributions:
Distributions from net investment income	(0.03)

Net Asset Value, End of Period	$1.91

Total Return[2]	0.49%

Ratios to Average Net Assets:

Expenses	0.91%[3]

Net investment income	2.82%[3]

Expense waiver/reimbursement[4]	0.36%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$402,125

Portfolio turnover	33%

1 Reflects operations for the period from October 11, 2002 (date of initial public investment) to March 31, 2003.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2003 (unaudited)

ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Ultrashort Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide total return consistent with current income.

The Fund offers three classes: Institutional Shares, Institutional Service Shares and Class A Shares. Effective October 11, 2002, Class A Shares were added to this Fund.

On August 20, 1998, the Board of Directors (the "Directors") declared a stock split. The stock split was affected in the form of a dividend payable in shares of the Fund on October 21, 1998. The dividend consisted of 5.08 shares for one (1) share in order to establish a $2.00 per share net asset value. Per share data prior to October 21, 1998 has been restated to give effect to the split.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

U.S. government securities, listed corporate bonds other fixed income and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national security exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Directors.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash, U.S. government securities or other liquid securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the six months ended March 31, 2003, the Fund had realized losses of $7,226,814 on futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At March 31, 2003, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Deliver/Receive	Position	Unrealized Appreciation (Depreciation )
June 2003	400 U.S. Treasury Note 2-Year Futures	Short	$ (43,756)

June 2003	200 U.S. Treasury Note 5-Year Futures	Short	70,313

June 2003	100 U.S. Treasury Note 10-Year Futures	Short	71,875

March 2007	150 Eurodollar Futures	Short	(688,125)

NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS			$(589,693)

SECURITIES LENDING

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of March 31, 2003, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$61,204,677	$62,948,128

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Additional information on each restricted security held at March 31, 2003 is as follows:

Security	Acquisition Date	Acquisition Cost
American Business Financial Services 2002-1, Class AIO, 10.00%, 9/15/2004	2/15/2002-5/3/2002	$4,543,392

Ameriquest Mortgage Securities I 2001-2, Class NIM, 9.00%, 10/25/2031	10/23/2001-3/28/2003	1,104,126

Ameriquest Mortgage Securities I 2001-3A, Class NOTE, 8.835%, 2/25/2032	12/05/2001	1,130,092

Amortizing Residential Collateral Trust 2002-BC3N, Class B2, 7.00%, 6/25/2032	6/18/2002	4,916,119

AQ Finance NIM Trust 2002-1, Class NOTE, 9.50%, 6/25/2032	3/15/2002	1,064,057

AQ Finance NIM Trust 2002-N6, Class NOTE, 1.955%, 12/25/2007	12/5/2002	3,230,033

Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029	12/08/1998	686,667

Bayview Financial Acquisition Trust 1998-1, Class MII, 2.055%, 5/25/2029	6/06/2000	414,341

Bayview Financial Acquisition Trust 2002-CA, Class AIO, 14.00%, 10/25/2004	5/02/2002	1,291,365

CapitalSource Commercial Loan Trust 2002-1A, Class A, 1.78375%, 2/20/2014	5/13/2002	1,727,333

C-BASS ABS LLC Series 1999-3, Class B1, 6.885%, 2/3/2029	7/09/1999	1,720,966

Chase Funding Mortgage Loan Asset-Backed Certificates 2003-1, Class NOTE, 8.75%, 7/27/2004	1/29/2003	3,723,334

Copelco Capital Funding Corp. Series 2000-A, Class R1, 7.565%, 11/18/2005	4/14/2000	3,327,718

First Franklin NIM Trust 2001-FF2, Class NOTE, 8.35%, 11/25/2031	11/14/2001	1,976,827

First Franklin NIM Trust 2002-FF2, Class NOTE, 8.11%, 9/25/2032	9/13/2002	5,139,020

First Plus Home Loan Trust 1997-3, Class B2, 8.50%, 11/10/2023	9/27/2002	2,059,426

First Tennessee Financial Auto Securitization Trust 2002-A, Class A, 3.55%, 7/15/2008	6/10/2002-3/12/2003	1,261,527

First Tennessee Financial Auto Securitization Trust 2002-A, Class B, 4.05%, 7/15/2008	6/10/2002	1,035,867

First USA Credit Card Master Trust 1999-1, Class C, 6.42%, 10/19/2006	2/06/2002	11,434,414

Fremont NIM Trust 2002-1, Class NOTE, 8.355%, 8/25/2033	9/17/2002	3,493,235

Great America Leasing Receivables 2002-1, Class C, 4.91%, 7/15/2007	3/22/2002	3,315,592

Harwood Street Funding I LLC 2001-1A, Class CTF, 3.08375%, 9/20/2004	11/30/2001	7,000,000

Master Financial Asset Securitization Trust 1998-A, Class B1, 8.25%, 4/20/2029	1/8/2003	2,103,876

Merit Securities Corp. 12, Class 1B, 7.98%, 7/28/2033	5/18/1999	3,975,405

Option One Mortgage Securities Corp. 2002-4, Class CTF, 8.35%, 7/25/2032	6/10/2002	3,644,455

Principal Residential Mortgage Capital Resources 2001-1, Class B, 2.93%, 6/20/2005	1/8/2003	4,935,156

Principal Residential Mortgage Capital Resources 2001-3A, Class B, 3.08%, 12/20/2006	11/29/2001	5,000,000

Providian Master Trust 1999-1, Class C, 7.35%, 1/15/2009	4/22/2002	10,355,859

Renaissance Nim Trust 2002-B, Class NOTE, 8.586%, 8/25/2032	6/18/2002	2,369,631

RESI Finance LP 2002-A, Class B3, 2.925%, 10/10/2034	2/14/2003	6,720,470

Resecuritization Mortgage Trust 1998-A, Class B3, 7.725532%, 10/26/2023	2/12/1999	120,328

Saxon Asset Securities Trust 1998-1, Class BF2, 8.00%, 12/25/2027	5/21/1999	739,328

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At March 31, 2003, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Institutional Shares	1,000,000,000
Institutional Service Shares	1,000,000,000
Class A Shares	1,000,000,000
TOTAL	3,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended 3/31/2003		Year Ended 9/30/2002
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	218,047,643	$418,749,700	777,114,983	$1,519,220,591
Shares issued to shareholders in payment of distributions declared	2,336,669	4,486,408	5,574,873	10,876,982
Shares redeemed	(224,259,376)	(430,109,136)	(432,380,016)	(842,820,835)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,875,064)	$(6,873,028)	350,309,840	$687,276,738

	Six Months Ended 3/31/2003		Year Ended 9/30/2002
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	206,432,511	$396,335,000	970,837,851	$1,899,547,873
Shares issued to shareholders in payment of distributions declared	3,526,357	6,770,603	11,575,732	22,618,645
Shares redeemed	(266,524,879)	(511,277,834)	(784,812,973)	(1,532,146,779)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(56,566,011)	$(108,172,231)	197,600,610	$390,019,739

	Period Ended 3/31/2003[1]		Year Ended 9/30/2002
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	301,294,366	$577,989,667	--	--
Shares issued to shareholders in payment of distributions declared	437,936	840,837	--	--
Shares redeemed	(91,594,811)	(175,671,462)	--	--

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	210,137,491	$403,159,042	--	--

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	149,696,416	$288,113,783	547,910,450	$1,077,296,477

1 Reflects operations for the period from October 11, 2002 (date of initial public investment) to March 31, 2003.

FEDERAL TAX INFORMATION

At March 31, 2003, the cost of investments for federal tax purposes was $2,101,363,726. The net unrealized depreciation of investments for federal tax purposes was $1,217,679. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $22,251,025 and net unrealized depreciation from investments for those securities having an excess of cost over value of $23,468,704.

At September 30, 2002, the Fund had a capital loss carryforward of $8,785,177 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$1,707,405

2010	$7,077,772

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC") the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service and Class A Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.30%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S government securities and short-term securities (and in-kind contributions), for the six months ended March 31, 2003, were as follows:

Purchases	$366,484,644

Sales	$368,311,040

Purchases and sales long-term U.S government securities for the six months ended March 31, 2003, were as follows:

Purchases	$160,317,380

Sales	$131,211,722

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Ultrashort Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31428Q788

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

28411 (5/03)